UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22714

Eaton Vance Series Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

July 31

Date of Fiscal Year End

January 31, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Emerging Markets Debt Opportunities Fund

Class A EADOX

Semi-Annual Shareholder Report January 31, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Emerging Markets Debt Opportunities Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$3,022,875,174
# of Portfolio Holdings (including derivatives)	678
Portfolio Turnover Rate	55%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Sovereign Government Bonds
45.4%
Foreign Corporate Bonds
27.6%
Short-Term Investments
20.6%
Senior Floating-Rate Loans
3.6%
Sovereign Loans
1.7%
Other†
1.1%

Value	Value
OtherFootnote Reference†	1.1%
Sovereign Loans	1.7%
Senior Floating-Rate Loans	3.6%
Short-Term Investments	20.6%
Foreign Corporate Bonds	27.6%
Sovereign Government Bonds	45.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	12.0%
Turkey	7.1%
Uzbekistan	6.4%
Kazakhstan	5.2%
Nigeria	5.0%
Dominican Republic	3.1%
Taiwan	3.0%
Serbia	2.4%
Singapore	2.2%
Other	6.7%
Total Long Exposure	53.1%
Euro	(3.5)%
Total Short Exposure	(3.5)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report January 31, 2025

EADOX-TSR-SAR

Eaton Vance Emerging Markets Debt Opportunities Fund

Class I EIDOX

Semi-Annual Shareholder Report January 31, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Emerging Markets Debt Opportunities Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$42	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$3,022,875,174
# of Portfolio Holdings (including derivatives)	678
Portfolio Turnover Rate	55%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.1%
Sovereign Loans	1.7%
Senior Floating-Rate Loans	3.6%
Short-Term Investments	20.6%
Foreign Corporate Bonds	27.6%
Sovereign Government Bonds	45.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	12.0%
Turkey	7.1%
Uzbekistan	6.4%
Kazakhstan	5.2%
Nigeria	5.0%
Dominican Republic	3.1%
Taiwan	3.0%
Serbia	2.4%
Singapore	2.2%
Other	6.7%
Total Long Exposure	53.1%
Euro	(3.5)%
Total Short Exposure	(3.5)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report January 31, 2025

EIDOX-TSR-SAR

Eaton Vance Emerging Markets Debt Opportunities Fund

Class R6 EELDX

Semi-Annual Shareholder Report January 31, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Emerging Markets Debt Opportunities Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$38	0.72%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$3,022,875,174
# of Portfolio Holdings (including derivatives)	678
Portfolio Turnover Rate	55%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.1%
Sovereign Loans	1.7%
Senior Floating-Rate Loans	3.6%
Short-Term Investments	20.6%
Foreign Corporate Bonds	27.6%
Sovereign Government Bonds	45.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	12.0%
Turkey	7.1%
Uzbekistan	6.4%
Kazakhstan	5.2%
Nigeria	5.0%
Dominican Republic	3.1%
Taiwan	3.0%
Serbia	2.4%
Singapore	2.2%
Other	6.7%
Total Long Exposure	53.1%
Euro	(3.5)%
Total Short Exposure	(3.5)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report January 31, 2025

EELDX-TSR-SAR

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
Emerging Markets Debt Opportunities Fund
Semi-Annual Financial Statements and
Additional Information
January 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information January 31, 2025
Eaton Vance
Emerging Markets Debt Opportunities Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2025
Portfolio of Investments (Unaudited)

Convertible Bonds — 0.3%
Security	Principal Amount (000's omitted)		Value
China — 0.2%
Alibaba Group Holding Ltd., 0.50%, 6/1/31(1)	USD	2,082	$ 2,435,420
H World Group Ltd., 3.00%, 5/1/26	USD	2,023	2,157,530
PDD Holdings, Inc., 0.00%, 12/1/25	USD	2,067	2,012,100
Sunac China Holdings Ltd., 1.00% PIK, 9/30/32(2)	USD	1,237	103,637
			$ 6,708,687
Tanzania — 0.1%
HTA Group Ltd., 2.875%, 3/18/27(2)	USD	3,400	$ 3,140,386
			$ 3,140,386
Total Convertible Bonds (identified cost $10,181,252)			$ 9,849,073

Foreign Corporate Bonds — 25.9%
Security	Principal Amount (000's omitted)		Value
Angola — 0.3%
Azule Energy Finance PLC, 8.125%, 1/23/30(1)	USD	10,266	$ 10,419,990
			$ 10,419,990
Argentina — 0.7%
Generacion Mediterranea SA/Central Termica Roca SA, 11.00%, 11/1/31(1)	USD	5,958	$ 5,614,963
Telecom Argentina SA, 9.50%, 7/18/31(1)	USD	1,789	1,862,796
YPF SA, 8.25%, 1/17/34(1)	USD	12,802	12,898,015
			$ 20,375,774
Brazil — 3.1%
Gol Finance SA, 14.787%, (1 mo. SOFR + 10.50%), 4/29/25(1)(3)	USD	2,762	$ 2,889,164
MV24 Capital BV, 6.748%, 6/1/34(2)	USD	5,792	5,539,613
NewCo Holding USD 20 SARL, 9.375%, 11/7/29(1)	USD	10,473	10,690,576
OHI Group SA, 13.00%, 7/22/29(1)	USD	28,420	29,301,020
Oi SA, 10.00%, (10.00% cash or 7.50% cash and 6.00% PIK), 6/30/27(1)(4)	USD	7,150	6,276,715
Samarco Mineracao SA, 9.00%, 6/30/31(2)(4)	USD	24,613	23,819,774
Vale SA, Series A6, 0.00%(5)(6)	BRL	92,625	5,448,226
Yinson Boronia Production BV, 8.947%, 7/31/42(1)	USD	8,587	8,963,758
			$ 92,928,846
Security	Principal Amount (000's omitted)		Value
Cameroon — 0.3%
Golar LNG Ltd., 7.75%, 9/19/29(1)(2)	USD	8,800	$ 8,814,795
			$ 8,814,795
Canada — 0.2%
Polaris Renewable Energy, Inc., 9.50%, 12/3/29	USD	7,125	$ 7,278,544
			$ 7,278,544
Chile — 0.1%
AES Andes SA, 6.35% to 2/20/25, 10/7/79(2)(7)	USD	1,592	$ 1,589,819
			$ 1,589,819
China — 1.1%
China Oil & Gas Group Ltd., 4.70%, 6/30/26(2)	USD	13,536	$ 12,619,022
Greentown China Holdings Ltd., 4.70%, 4/29/25(2)	USD	10,860	10,756,764
KWG Group Holdings Ltd., 7.875%, 8/30/24(8)	USD	5,749	431,884
Longfor Group Holdings Ltd., 3.375%, 4/13/27(2)	USD	2,076	1,719,837
Shimao Group Holdings Ltd., 5.60%, 7/15/26(2)(8)	USD	15,682	1,056,183
Sunac China Holdings Ltd.:
6.00%, (5.00% cash or 6.00% PIK), 9/30/26(2)(4)	USD	1,051	94,635
6.25%, (5.25% cash or 6.25% PIK), 9/30/27(2)(4)	USD	1,054	94,865
6.50%, (5.50% cash or 6.50% PIK), 9/30/27(2)(4)	USD	2,113	190,189
6.75%, (5.75% cash or 6.75% PIK), 9/30/28(2)(4)	USD	3,178	296,938
7.00%, (6.00% cash or 7.00% PIK), 9/30/29(2)(4)	USD	3,185	286,667
7.25%, (6.25% cash or 7.25% PIK), 9/30/30(2)(4)	USD	1,500	136,597
Times China Holdings Ltd.:
5.55%, 6/4/24(2)(8)	USD	17,720	686,650
6.75%, 7/16/23(2)(8)	USD	3,803	123,597
West China Cement Ltd., 4.95%, 7/8/26(2)	USD	5,940	4,427,500
Yanlord Land HK Co. Ltd., 5.125%, 5/20/26(2)	USD	1,200	1,142,456
			$ 34,063,784
Colombia — 1.5%
ABRA Global Finance, 14.00%, (6.00% cash and 8.00% PIK), 10/22/29(1)	USD	10,722	$ 10,532,045
Banco Davivienda SA, 6.65% to 4/22/31(2)(5)(7)	USD	3,051	2,727,766
Banco de Occidente SA, 10.875% to 5/13/29, 8/13/34(2)(7)	USD	13,226	14,780,055
Bancolombia SA, 8.625% to 6/24/29, 12/24/34(7)	USD	6,904	7,219,285
Canacol Energy Ltd., 5.75%, 11/24/28(2)	USD	15,150	8,854,286
			$ 44,113,437

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Cyprus — 0.0%(9)
Bank of Cyprus PLC, 11.875% to 12/21/28(2)(5)(7)	EUR	359	$ 447,321
			$ 447,321
Georgia — 1.0%
Bank of Georgia JSC:
9.50% to 7/16/29(1)(5)(7)	USD	205	$ 200,850
9.50% to 7/16/29(2)(5)(7)	USD	12,731	12,466,712
TBC Bank JSC:
8.894% to 11/6/26(2)(5)(7)	USD	7,668	7,374,365
10.25% to 7/30/29(2)(5)(7)	USD	10,910	10,877,194
			$ 30,919,121
Ghana — 0.5%
Kosmos Energy Ltd., 8.75%, 10/1/31(2)	USD	11,178	$ 10,705,508
Tullow Oil PLC, 10.25%, 5/15/26(2)	USD	6,207	5,640,177
			$ 16,345,685
Greece — 0.8%
Alpha Services & Holdings SA, 7.50% to 6/10/30(2)(5)(7)	EUR	9,322	$ 10,254,946
Piraeus Financial Holdings SA, 8.75% to 6/16/26(2)(5)(7)	EUR	13,671	14,882,906
			$ 25,137,852
Guyana — 0.1%
Secure International Finance Co., Inc., 10.00%, 6/3/29(1)	USD	3,520	$ 3,537,600
			$ 3,537,600
Hong Kong — 1.3%
CAS Capital No. 1 Ltd., 4.00% to 7/12/26(2)(5)(7)	USD	9,900	$ 9,549,445
Elect Global Investments Ltd., 4.10% to 6/3/25(2)(5)(7)	USD	16,128	15,288,618
NWD Finance BVI Ltd.:
4.125% to 3/10/28(2)(5)(7)	USD	7,241	1,588,295
4.80% to 3/3/25(2)(5)(7)	USD	3,126	584,625
5.25% to 3/22/26(2)(5)(7)	USD	3,823	988,666
Yuexiu REIT MTN Co. Ltd., 2.65%, 2/2/26(2)	USD	11,052	10,554,207
			$ 38,553,856
Hungary — 0.4%
MBH Bank Nyrt:
5.25% to 1/29/29, 1/29/30(2)(7)	EUR	5,666	$ 5,871,091
8.625% to 10/19/26, 10/19/27(2)(7)	EUR	826	911,182
Security	Principal Amount (000's omitted)		Value
Hungary (continued)
OTP Bank Nyrt, 8.75% to 2/15/28, 5/15/33(2)(7)	USD	4,622	$ 4,878,974
			$ 11,661,247
India — 0.9%
Piramal Capital & Housing Finance Ltd., 7.80%, 1/29/28(2)	USD	8,155	$ 8,100,442
Vedanta Resources Finance II PLC:
9.475%, 7/24/30(1)	USD	2,660	2,661,219
9.85%, 4/24/33(1)	USD	1,996	2,015,108
10.25%, 6/3/28(1)	USD	6,750	6,921,130
11.25%, 12/3/31(1)	USD	6,750	7,182,906
			$ 26,880,805
Indonesia — 0.3%
Indika Energy Tbk. PT, 8.75%, 5/7/29(1)	USD	7,200	$ 7,435,327
			$ 7,435,327
Kazakhstan — 1.0%
Development Bank of Kazakhstan JSC, 13.00%, 4/15/27(1)	KZT	7,365,500	$ 13,659,366
ForteBank JSC, 7.75%, 2/4/30(1)(10)	USD	16,460	16,379,366
			$ 30,038,732
Luxembourg — 0.5%
FORESEA Holding SA, 7.50%, 6/15/30(2)	USD	15,793	$ 15,283,292
			$ 15,283,292
Mexico — 2.8%
Alpha Holding SA de CV:
9.00%, 2/10/25(2)(8)	USD	8,785	$ 109,816
10.00%, 12/19/22(2)(8)	USD	5,495	68,682
Banco Mercantil del Norte SA/Grand Cayman, 8.375% to 5/20/31(1)(5)(7)	USD	12,826	12,708,001
BBVA Bancomer SA:
5.125% to 1/17/28, 1/18/33(2)(7)	USD	7,509	7,023,793
8.45% to 6/29/33, 6/29/38(1)(7)	USD	1,046	1,082,714
8.45% to 6/29/33, 6/29/38(2)(7)	USD	6,075	6,288,226
El Puerto de Liverpool SAB de CV, 6.658%, 1/22/37(1)	USD	12,200	12,228,060
Fideicomiso Irrevocable de Administracion y Fuente de Pago Numero CIB, 13.00% to 9/12/27, (11.00% cash and 2.00% PIK), 9/12/30(2)(4)	USD	11,892	12,350,966
Grupo Aeromexico SAB de CV, 8.625%, 11/15/31(1)	USD	18,139	18,161,674
Total Play Telecomunicaciones SA de CV:
6.375%, 9/20/28(2)	USD	7,037	5,113,682

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Mexico (continued)
Total Play Telecomunicaciones SA de CV: (continued)
10.50%, 12/31/28(2)	USD	822	$ 761,996
10.50%, 12/31/28(1)	USD	9,099	8,434,798
			$ 84,332,408
Nigeria — 0.4%
Access Bank PLC, 6.125%, 9/21/26(2)	USD	11,604	$ 11,409,053
			$ 11,409,053
Panama — 0.2%
AES Panama Generation Holdings SRL, 4.375%, 5/31/30(2)	USD	5,433	$ 4,754,986
			$ 4,754,986
Paraguay — 0.4%
Frigorifico Concepcion SA:
7.70%, 7/21/28(2)	USD	2,378	$ 1,851,717
7.70%, 7/21/28(1)	USD	3,380	2,631,961
Itau BBA International PLC, 9.03%, 2/19/30	PYG	55,450,500	7,701,520
			$ 12,185,198
Peru — 1.2%
Auna SA, 10.00%, 12/15/29(1)	USD	15,398	$ 16,490,458
Camposol SA, 6.00%, 2/3/27(2)	USD	6,224	6,015,151
Peru LNG SRL, 5.375%, 3/22/30(2)	USD	10,152	9,441,966
Telefonica del Peru SAA, 7.375%, 4/10/27(2)	PEN	25,500	4,383,444
			$ 36,331,019
Russia — 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd., 6.00% to 12/20/26(2)(5)(7)(8)(11)	USD	4,509	$ 0
			$ 0
Saint Lucia — 0.6%
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL U.S., 12.00%, (9.00% cash and 3.00% PIK), 5/25/27	USD	18,692	$ 18,656,982
			$ 18,656,982
Supranational — 0.3%
European Bank for Reconstruction & Development:
17.20%, 4/9/26(2)	USD	6,300	$ 6,212,499
17.35%, 3/1/27(2)	USD	2,300	2,228,367
Security	Principal Amount (000's omitted)		Value
Supranational (continued)
International Finance Corp., 16.00%, 2/21/25	UZS	19,000,000	$ 1,468,743
			$ 9,909,609
Togo — 0.4%
Ecobank Transnational, Inc.:
10.125%, 10/15/29(2)	USD	4,952	$ 5,231,801
10.125%, 10/15/29(1)	USD	7,744	8,180,742
			$ 13,412,543
Tunisia — 0.1%
Tunisian Republic, 3.28%, 8/9/27	JPY	400,000	$ 2,271,168
			$ 2,271,168
Turkey — 1.1%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(2)	USD	7,834	$ 7,730,088
WE Soda Investments Holding PLC, 9.50%, 10/6/28(2)	USD	9,325	9,624,510
Zorlu Enerji Elektrik Uretim AS, 11.00%, 4/23/30(2)	USD	16,491	16,911,742
			$ 34,266,340
Ukraine — 0.2%
Kernel Holding SA, 6.75%, 10/27/27(2)	USD	5,406	$ 5,014,524
			$ 5,014,524
United Arab Emirates — 0.4%
Ittihad International Ltd., 9.75%, 11/9/28(2)	USD	11,130	$ 11,463,510
			$ 11,463,510
United Kingdom — 0.6%
Avianca Midco 2 PLC:
9.00%, 12/1/28(2)	USD	3,412	$ 3,388,777
9.00%, 12/1/28(2)	USD	9,965	9,898,906
9.625%, 2/14/30(1)(10)	USD	4,974	4,874,520
			$ 18,162,203
Uzbekistan — 2.3%
Ipoteka-Bank ATIB:
5.50%, 11/19/25(2)	USD	576	$ 569,535
20.50%, 4/25/27(2)	UZS	256,750,000	20,109,236
Jscb Agrobank, 9.25%, 10/2/29(2)	USD	22,358	23,017,165
Uzbek Industrial & Construction Bank ATB, 21.00%, 7/24/27(2)	UZS	317,410,000	25,277,803
			$ 68,973,739

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Venezuela — 0.8%
Petroleos de Venezuela SA:
5.375%, 4/12/27(2)(8)	USD	35,423	$ 4,394,246
5.50%, 4/12/37(2)(8)	USD	12,934	1,597,287
6.00%, 10/28/22(2)(8)	USD	9,482	971,902
6.00%, 5/16/24(2)(8)	USD	36,986	4,530,757
6.00%, 11/15/26(2)(8)	USD	18,514	2,267,924
8.50%, 10/27/20(1)(8)	USD	149	136,991
8.50%, 10/27/20(2)(8)	USD	5,753	5,306,681
9.00%, 11/17/21(2)(8)	USD	17,274	2,202,371
9.75%, 5/17/35(2)(8)	USD	18,355	2,432,015
12.75%, 2/17/22(2)(8)	USD	10,019	1,376,835
			$ 25,217,009
Total Foreign Corporate Bonds (identified cost $812,471,682)			$ 782,186,118

Loan Participation Notes — 0.7%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.7%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/25(2)(11)(12)	UZS	86,016,955	$ 6,670,276
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(2)(11)(12)	UZS	197,697,150	15,345,734
Total Loan Participation Notes (identified cost $23,983,904)			$ 22,016,010

Senior Floating-Rate Loans — 3.4%(13)
Borrower/Description	Principal Amount (000's omitted)	Value
Argentina — 0.3%
Provincia De Neuquen:
Term Loan, 11.73%, (SOFR + 7.30%), 11/1/27	$2,703	$ 2,729,539
Term Loan, 11.73%, (SOFR + 7.30%), 11/1/27	3,233	3,265,706
Term Loan, 11.73%, (SOFR + 7.30%), 11/28/27	2,943	2,971,991
		$ 8,967,236
Borrower/Description	Principal Amount (000's omitted)	Value
Jamaica — 0.5%
Digicel International Finance Ltd., Term Loan, 11.791%, (SOFR + 7.50%), 5/25/27	$16,240	$ 16,063,753
		$ 16,063,753
Luxembourg — 0.1%
Zacapa SARL, Term Loan, 8.079%, (SOFR + 3.75%), 3/22/29	$2,334	$ 2,351,767
		$ 2,351,767
Paraguay — 0.5%
Frigorifico Concepcion SA, Term Loan, 9.928%, (SOFR + 5.50%), 12/8/26	$14,610	$ 14,792,625
		$ 14,792,625
Tanzania — 1.7%
HTA Group Ltd.:
Term Loan, 8.931%, (SOFR + 4.31%), 9/13/28	$1,740	$ 1,735,650
Term Loan, 8.931%, (SOFR + 4.31%), 9/13/28	10,645	10,618,388
Tanzania, Term Loan, 10.158%, (SOFR+ 5.45%), 2/27/31	40,200	39,898,500
		$ 52,252,538
Uzbekistan — 0.3%
Navoi Mining & Metallurgical Co., Term Loan, 9.053%, (SOFR + 4.76%), 4/23/27	$7,225	$ 7,225,028
		$ 7,225,028
Total Senior Floating-Rate Loans (identified cost $101,525,641)		$ 101,652,947

Sovereign Government Bonds — 42.6%
Security	Principal Amount (000's omitted)		Value
Albania — 1.4%
Albanian Government Bonds:
3.90%, 1/22/30	ALL	195,200	$ 2,065,323
4.30%, 7/10/27	ALL	615,000	6,570,038
4.70%, 2/23/27	ALL	141,600	1,516,829
4.95%, 7/22/29	ALL	1,828,300	20,225,496
5.25%, 1/26/29	ALL	883,700	9,821,595
5.25%, 1/23/35	ALL	153,200	1,607,251
6.13%, 7/25/34	ALL	60,800	683,194
			$ 42,489,726

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Angola — 1.4%
Angola Government International Bonds:
8.75%, 4/14/32(2)	USD	16,491	$ 14,680,977
9.125%, 11/26/49(2)	USD	10,944	8,857,800
9.375%, 5/8/48(2)	USD	21,706	17,986,351
			$ 41,525,128
Argentina — 0.5%
Argentina Bonar Bonds, 0.75% to 7/9/27, 7/9/30(14)	USD	21,270	$ 13,948,843
			$ 13,948,843
Armenia — 1.5%
Republic of Armenia Treasury Bonds:
9.00%, 4/29/26	AMD	376,680	$ 948,341
9.25%, 4/29/28	AMD	2,997,750	7,485,250
9.60%, 10/29/33	AMD	11,874,330	29,378,907
9.75%, 10/29/50	AMD	884,427	2,168,330
9.75%, 10/29/52	AMD	953,900	2,331,006
12.50%, 10/29/37	AMD	1,047,550	3,107,594
			$ 45,419,428
Bahamas — 0.1%
Bahamas Government International Bonds:
6.95%, 11/20/29(2)	USD	2,245	$ 2,159,300
8.95%, 10/15/32(2)	USD	2,479	2,572,431
			$ 4,731,731
Barbados — 0.1%
Barbados Government International Bonds, 6.50%, 10/1/29(2)	USD	3,304	$ 3,226,063
			$ 3,226,063
Benin — 1.7%
Benin Government International Bonds:
4.875%, 1/19/32(2)	EUR	5,693	$ 5,445,202
4.95%, 1/22/35(2)	EUR	19,353	17,423,784
6.875%, 1/19/52(2)	EUR	20,667	18,571,288
7.96%, 2/13/38(2)	USD	4,190	3,977,085
8.375%, 1/23/41(2)	USD	5,990	5,795,325
			$ 51,212,684
Bosnia and Herzegovina — 0.0%(9)
Republic of Srpska Treasury Bonds:
1.50%, 6/9/25	BAM	10	$ 5,128
Security	Principal Amount (000's omitted)		Value
Bosnia and Herzegovina (continued)
Republic of Srpska Treasury Bonds: (continued)
1.50%, 9/25/26	BAM	84	$ 44,046
			$ 49,174
Cameroon — 2.3%
Republic of Cameroon International Bonds:
5.95%, 7/7/32(2)	EUR	15,463	$ 13,145,542
9.50%, 7/31/31(2)	USD	58,254	55,781,045
			$ 68,926,587
Dominican Republic — 2.9%
Dominican Republic Bonds:
8.00%, 1/15/27(2)	DOP	50,040	$ 779,258
8.00%, 2/12/27(2)	DOP	255,750	3,977,262
10.75%, 6/1/36(1)	DOP	1,770,500	30,177,023
11.25%, 9/15/35(1)	DOP	240,150	4,207,844
11.25%, 9/15/35(2)	DOP	164,200	2,877,068
12.00%, 8/8/25(1)	DOP	209,200	3,418,395
12.75%, 9/23/29(1)	DOP	494,600	8,912,900
13.00%, 6/10/34(2)	DOP	421,100	8,060,071
13.625%, 2/3/33(2)	DOP	63,350	1,229,924
13.625%, 2/3/33(1)	DOP	461,150	8,953,106
Dominican Republic Central Bank Notes:
8.00%, 3/12/27(2)	DOP	17,280	269,101
12.00%, 10/3/25(1)	DOP	634,070	10,384,821
13.00%, 12/5/25(1)	DOP	53,380	876,835
13.00%, 1/30/26(1)	DOP	209,070	3,457,431
			$ 87,581,039
Ecuador — 0.9%
Ecuador Government International Bonds:
0.00%, 7/31/30(2)	USD	13,786	$ 8,791,191
5.00%, 7/31/40(2)	USD	221	113,024
5.00%, 7/31/40(2)	USD	693	355,418
5.00%, 7/31/40(2)	USD	424	217,174
5.00%, 7/31/40(2)	USD	951	487,115
5.00%, 7/31/40(2)	USD	452	231,653
6.90%, 7/31/30(2)	USD	22,473	17,399,208
			$ 27,594,783
Egypt — 7.8%
Egypt Government Bonds:
24.458%, 10/1/27	EGP	9,278,437	$ 191,091,498
25.318%, 8/13/27	EGP	1,014,000	21,113,822

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Egypt (continued)
Egypt Government International Bonds:
8.625%, 2/4/30(2)(10)	USD	13,016	$ 12,967,873
9.45%, 2/4/33(2)(10)	USD	9,977	9,866,819
			$ 235,040,012
Ethiopia — 1.5%
Ethiopia International Bonds:
6.625%, 12/11/24(2)(8)	USD	57,704	$ 46,018,940
6.625%, 12/11/24(1)(8)	USD	244	200,895
			$ 46,219,835
Ghana — 0.1%
Ghana Cocoa Bonds:
13.00%, 8/30/27	GHS	11,360	$ 517,042
13.00%, 8/28/28	GHS	11,360	463,729
Republic of Ghana Government Bonds:
8.80%, (5.00% cash and 3.80% PIK), 2/12/30	GHS	19,331	676,248
8.95%, (5.00% cash and 3.95% PIK), 2/11/31	GHS	12,308	398,247
9.10%, (5.00% cash and 4.10% PIK), 2/10/32	GHS	23,709	723,547
9.25%, (5.00% cash and 4.25% PIK), 2/8/33	GHS	11,360	325,506
9.55%, (5.00% cash and 4.55% PIK), 2/6/35	GHS	3,951	107,147
9.70%, (5.00% cash and 4.70% PIK), 2/5/36	GHS	15,311	409,506
			$ 3,620,972
Indonesia — 0.5%
Indonesia Treasury Bonds, 6.75%, 7/15/35	IDR	252,006,000	$ 15,198,590
			$ 15,198,590
Ivory Coast — 0.1%
Ivory Coast Government International Bonds, 6.625%, 3/22/48(2)	EUR	3,330	$ 2,809,407
			$ 2,809,407
Kazakhstan — 0.3%
Kazakhstan Government Bonds:
5.00%, 4/18/28	KZT	1,337,135	$ 2,096,893
5.50%, 9/20/28	KZT	71,033	112,464
10.55%, 7/28/29	KZT	3,752,504	6,707,810
14.00%, 5/12/31	KZT	156,274	325,791
14.00%, 5/19/32	KZT	106,550	222,554
			$ 9,465,512
Security	Principal Amount (000's omitted)		Value
Lebanon — 0.3%
Lebanon Government International Bonds:
5.80%, 4/14/20(2)(8)	USD	2,071	$ 335,372
6.00%, 1/27/49(2)(8)	USD	829	134,816
6.10%, 10/4/22(2)(8)	USD	24,446	3,962,147
6.15%, 6/19/20(2)(8)	USD	13,173	2,130,074
6.20%, 2/26/25(2)(8)	USD	519	83,826
6.25%, 6/12/25(2)(8)	USD	2,072	334,838
6.375%, 3/9/20(2)(8)	USD	2,072	335,664
6.40%, 5/26/49(2)(8)	USD	4,144	673,400
6.65%, 2/26/30(2)(8)	USD	559	90,279
6.75%, 11/29/27(2)(8)	USD	588	95,182
6.85%, 3/23/27(2)(8)	USD	580	93,163
7.00%, 3/23/32(2)(8)	USD	1,502	243,230
7.25%, 3/23/37(2)(8)	USD	1,936	311,370
8.25%, 4/12/21(2)(8)	USD	12,431	2,004,452
			$ 10,827,813
Nigeria — 0.6%
Nigeria Government International Bonds:
9.625%, 6/9/31(2)	USD	9,869	$ 9,960,288
10.375%, 12/9/34(2)	USD	8,224	8,527,055
			$ 18,487,343
Paraguay — 0.9%
Paraguay Government Bonds:
7.90%, 2/9/31(1)	PYG	121,909,000	$ 15,691,766
7.90%, 2/9/31(2)	PYG	86,706,000	11,160,540
			$ 26,852,306
Peru — 1.8%
Peru Government Bonds:
5.40%, 8/12/34	PEN	31,161	$ 7,629,059
6.90%, 8/12/37	PEN	72,800	19,480,296
7.60%, 8/12/39(1)(2)	PEN	94,299	26,486,557
			$ 53,595,912
Poland — 3.3%
Republic of Poland Government Bonds, 2.00%, 8/25/36(15)	PLN	469,701	$ 101,355,534
			$ 101,355,534
Serbia — 2.4%
Serbia Treasury Bonds:
4.50%, 8/20/32	RSD	1,479,890	$ 12,887,990

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Serbia (continued)
Serbia Treasury Bonds: (continued)
7.00%, 10/26/31	RSD	5,859,780	$ 58,792,477
			$ 71,680,467
Seychelles — 0.0%(9)
Seychelles International Bonds, 8.00%, 1/1/26(2)	USD	36	$ 35,649
			$ 35,649
Sri Lanka — 2.8%
Sri Lanka Government Bonds:
11.00%, 10/15/28	LKR	4,037,400	$ 13,824,188
11.00%, 10/15/30	LKR	402,000	1,344,117
Sri Lanka Government International Bonds:
3.10% to 7/15/27, 1/15/30(1)(14)	USD	10,684	9,361,461
3.35% to 9/15/27, 3/15/33(1)(14)	USD	19,779	15,773,524
3.60% to 12/15/27, 6/15/35(1)(14)	USD	13,355	9,515,567
3.60% to 11/15/27, 5/15/36(1)(14)	USD	9,269	7,563,438
3.60% to 8/15/27, 2/15/38(1)(14)	USD	18,545	15,346,321
4.00%, 4/15/28(1)	USD	12,300	11,562,229
			$ 84,290,845
Suriname — 2.1%
Suriname Government International Bonds:
0.00%, Oil-Linked, 12/31/50(1)	USD	17,277	$ 17,786,671
0.00%, Oil-Linked, 12/31/50(2)	USD	7,513	7,734,634
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(1)	USD	32,041	30,679,182
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(2)	USD	8,368	8,011,984
			$ 64,212,471
Tajikistan — 0.0%(9)
Republic of Tajikistan International Bonds, 7.125%, 9/14/27(2)	USD	565	$ 557,169
			$ 557,169
Tunisia — 0.4%
Tunisian Republic:
3.50%, 2/3/33	JPY	600,000	$ 2,707,053
4.20%, 3/17/31	JPY	30,000	154,865
4.30%, 8/2/30	JPY	40,000	208,646
6.375%, 7/15/26(2)	EUR	8,931	9,033,397
			$ 12,103,961
Security	Principal Amount (000's omitted)		Value
Turkey — 1.4%
Turkiye Government Bonds:
26.20%, 10/5/33	TRY	233,236	$ 6,712,827
27.70%, 9/27/34	TRY	269,702	8,216,137
48.265% (TLREF), 6/16/27(3)	TRY	548,387	15,811,243
48.832% (TLREF), 9/6/28(3)	TRY	216,385	6,166,432
50.215% (TLREF), 5/17/28(3)	TRY	175,447	5,021,812
			$ 41,928,451
Ukraine — 1.4%
Ukraine Government International Bonds, 0.00%, GDP-Linked, 8/1/41(2)(16)(17)	USD	51,154	$ 43,040,976
			$ 43,040,976
Uzbekistan — 1.2%
National Bank of Uzbekistan, 19.875%, 7/5/27(2)	UZS	175,670,000	$ 13,699,827
Republic of Uzbekistan Bonds:
16.25%, 10/12/26(2)	UZS	181,050,000	14,464,879
16.625%, 5/29/27(2)	UZS	90,000,000	6,908,507
			$ 35,073,213
Venezuela — 0.9%
Venezuela Government International Bonds:
6.00%, 12/9/20(2)(8)	USD	14,745	$ 2,095,998
7.00%, 12/1/18(2)(8)	USD	4,595	643,057
7.00%, 3/31/38(2)(8)	USD	4,969	779,074
7.65%, 4/21/25(2)(8)	USD	13,209	2,117,429
7.75%, 10/13/19(2)(8)	USD	15,543	2,286,297
8.25%, 10/13/24(2)(8)	USD	24,914	4,204,187
9.00%, 5/7/23(2)(8)	USD	9,199	1,530,735
9.25%, 9/15/27(8)	USD	19,826	3,846,442
9.25%, 5/7/28(2)(8)	USD	17,029	2,944,985
9.375%, 1/13/34(8)	USD	2,683	520,763
11.75%, 10/21/26(2)(8)	USD	5,305	1,054,210
11.95%, 8/5/31(2)(8)	USD	7,625	1,403,392
12.75%, 8/23/22(2)(8)	USD	14,228	2,669,461
			$ 26,096,030
Total Sovereign Government Bonds (identified cost $1,254,515,264)			$1,289,197,654

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Sovereign Loans — 1.6%
Borrower/Description	Principal Amount (000's omitted)		Value
Bahamas — 0.8%
Commonwealth of The Bahamas, 9.447%, (3 mo. EURIBOR + 6.85%), 11/24/28	EUR	21,080	$ 22,487,275
			$ 22,487,275
Ivory Coast — 0.0%(9)
Republic of Ivory Coast, Term Loan, 8.312%, (6 mo. EURIBOR + 5.75%), 1/6/28(3)	EUR	630	$ 666,769
			$ 666,769
Kenya — 0.0%(9)
Government of Kenya, Term Loan, 11.163%, (6 mo. SOFR + 6.45%), 6/29/25(3)	USD	196	$ 197,883
			$ 197,883
Tanzania — 0.8%
Government of the United Republic of Tanzania, Term Loan, 11.176%, (6 mo. SOFR + 6.30%), 4/28/31(3)	USD	23,909	$ 23,921,058
			$ 23,921,058
Total Sovereign Loans (identified cost $47,832,939)			$ 47,272,985

Short-Term Investments — 19.3%
Affiliated Fund — 12.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.31%(18)	389,730,867	$ 389,730,867
Total Affiliated Fund (identified cost $389,730,867)		$ 389,730,867

Sovereign Government Securities — 5.6%
Security	Principal Amount (000's omitted)		Value
Kazakhstan — 1.1%
National Bank of Kazakhstan Notes:
0.00%, 2/5/25	KZT	13,814,800	$ 26,655,508
0.00%, 2/5/25	KZT	3,414,637	6,588,506
			$ 33,244,014
Security	Principal Amount (000's omitted)		Value
Nigeria — 4.5%
Nigeria OMO Bills:
0.00%, 2/25/25	NGN	2,798,096	$ 1,859,978
0.00%, 4/1/25	NGN	8,326,542	5,392,151
0.00%, 5/20/25	NGN	29,871,809	18,710,768
0.00%, 5/27/25	NGN	18,642,267	11,619,790
0.00%, 6/10/25	NGN	1,121,950	692,273
0.00%, 6/17/25	NGN	13,408,450	8,235,962
0.00%, 8/19/25	NGN	4,876,036	2,869,242
0.00%, 9/30/25	NGN	25,320,364	14,500,807
0.00%, 10/7/25	NGN	12,345,875	7,039,016
0.00%, 11/25/25	NGN	9,593,694	5,259,749
0.00%, 12/2/25	NGN	11,669,493	6,425,227
0.00%, 12/9/25	NGN	18,754,826	10,369,653
0.00%, 12/30/25	NGN	3,862,100	2,090,635
0.00%, 1/6/26	NGN	866,655	467,170
0.00%, 1/13/26	NGN	6,049,722	3,228,971
0.00%, 1/27/26	NGN	6,216,995	3,281,581
Nigeria Treasury Bills:
0.00%, 2/6/25	NGN	3,549,468	2,392,561
0.00%, 2/20/25	NGN	15,581,382	10,394,300
0.00%, 3/6/25	NGN	8,658,262	5,718,476
0.00%, 3/27/25	NGN	7,799,029	5,074,072
0.00%, 4/10/25	NGN	8,410,421	5,417,918
0.00%, 11/20/25	NGN	10,075,534	5,679,016
			$ 136,719,316
Total Sovereign Government Securities (identified cost $167,169,076)			$ 169,963,330

U.S. Treasury Obligations — 0.8%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 2/20/25(19)	$2,622	$ 2,616,746
0.00%, 3/6/25(19)	2,698	2,688,149
0.00%, 3/13/25(19)	2,000	1,991,043
0.00%, 3/27/25(19)	17,680	17,572,145
Total U.S. Treasury Obligations (identified cost $24,862,262)		$ 24,868,083
Total Short-Term Investments (identified cost $581,762,205)		$ 584,562,280

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Value
Total Purchased Options — 0.1% (identified cost $2,687,430)	$ 2,103,472
Total Investments — 93.9% (identified cost $2,834,960,317)	$2,838,840,539
Other Assets, Less Liabilities — 6.1%	$ 184,034,635
Net Assets — 100.0%	$3,022,875,174
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2025, the aggregate value of these securities is $485,978,014 or 16.1% of the Fund's net assets.
(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2025, the aggregate value of these securities is $990,848,765 or 32.8% of the Fund's net assets.
(3)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2025.
(4)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(5)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(6)	Variable rate security whose coupon rate is linked to the issuer’s mining activity revenue. The coupon rate shown represents the rate in effect at January 31, 2025.
(7)	Security converts to variable rate after the indicated fixed-rate coupon period.
(8)	Issuer is in default with respect to interest and/or principal payments and is non-income producing.
(9)	Amount is less than 0.05%.
(10)	When-issued security.
(11)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 11).
(12)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(13)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(14)	Step coupon security. Interest rate represents the rate in effect at January 31, 2025.
(15)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(16)	Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.
(17)	Non-income producing security.
(18)	May be deemed to be an affiliated investment company (see Note 10). The rate shown is the annualized seven-day yield as of January 31, 2025.
(19)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Currency Options (OTC) — 0.1%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	42,300,000	INR	85.50	1/25/29	$ 207,947
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	22,600,000	INR	85.50	1/25/29	111,101
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	21,770,000	INR	85.50	1/30/29	107,413
Put USD vs. Call MXN (Digital Option)	Goldman Sachs International	USD	3,390,000	MXN	19.25	4/24/25	259,932
Put USD vs. Call MXN (Digital Option)	JPMorgan Chase Bank, N.A.	USD	8,310,000	MXN	19.25	7/18/25	1,073,777
Put USD vs. Call MXN (Digital Option)	UBS AG	USD	2,180,000	MXN	19.25	10/22/25	343,302
Total							$2,103,472

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	13,142,000	USD	2,126,262	2/4/25	$ 122,521
USD	2,142,904	BRL	13,142,000	2/4/25	(105,879)
COP	312,450,435	USD	71,184	3/19/25	2,677
EUR	6,015,919	USD	6,217,675	3/19/25	35,891
EUR	2,534,671	USD	2,619,676	3/19/25	15,122
EUR	677,753	USD	700,482	3/19/25	4,044
EUR	693,639	USD	729,499	3/19/25	(8,459)
EUR	709,692	USD	746,382	3/19/25	(8,655)
EUR	5,692,370	USD	5,986,658	3/19/25	(69,422)
EUR	6,672,885	USD	7,017,865	3/19/25	(81,380)
INR	773,000,000	USD	9,071,982	3/19/25	(181,139)
INR	977,212,000	USD	11,445,176	3/19/25	(205,540)
INR	1,264,000,000	USD	14,835,959	3/19/25	(297,763)
INR	1,388,000,000	USD	16,293,088	3/19/25	(328,676)
INR	1,804,978,000	USD	21,184,442	3/19/25	(424,059)
PEN	50,302,000	USD	13,433,569	3/19/25	61,979
PEN	112,000	USD	29,898	3/19/25	150
PEN	7,000	USD	1,869	3/19/25	9
TWD	132,000,000	USD	4,055,349	3/19/25	(46,496)
TWD	330,000,000	USD	10,077,045	3/19/25	(54,911)
TWD	185,000,000	USD	5,714,568	3/19/25	(96,099)
TWD	208,100,000	USD	6,427,283	3/19/25	(107,264)
TWD	192,103,000	USD	5,949,672	3/19/25	(115,483)
TWD	251,577,000	USD	7,789,365	3/19/25	(148,945)
TWD	359,000,000	USD	11,119,847	3/19/25	(216,980)
TWD	359,000,000	USD	11,119,985	3/19/25	(217,118)
TWD	423,000,000	USD	13,115,059	3/19/25	(268,505)
TWD	527,000,000	USD	16,349,450	3/19/25	(344,405)
USD	85,117,487	EUR	80,933,337	3/19/25	987,034
USD	75,183,534	EUR	71,487,711	3/19/25	871,838
USD	49,635,563	EUR	47,195,611	3/19/25	575,581
USD	38,479,953	EUR	36,588,380	3/19/25	446,219
USD	22,169,809	EUR	21,080,000	3/19/25	257,084
USD	20,163,190	EUR	19,172,021	3/19/25	233,815
USD	12,495,197	EUR	11,880,966	3/19/25	144,896
USD	12,094,535	EUR	11,500,000	3/19/25	140,250
USD	11,478,515	EUR	10,914,262	3/19/25	133,106
USD	8,404,604	EUR	7,991,456	3/19/25	97,461
USD	7,017,866	EUR	6,672,886	3/19/25	81,380
USD	5,986,658	EUR	5,692,370	3/19/25	69,422
USD	4,739,372	EUR	4,506,397	3/19/25	54,958
USD	3,766,998	EUR	3,581,822	3/19/25	43,683
USD	2,316,617	EUR	2,202,738	3/19/25	26,864
USD	1,051,699	EUR	1,000,000	3/19/25	12,196

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	383,239	EUR	364,400	3/19/25	$ 4,444
USD	142,142	EUR	135,155	3/19/25	1,648
USD	4,444,209	EUR	4,300,000	3/19/25	(25,654)
USD	7,628,905	EUR	7,381,357	3/19/25	(44,038)
USD	3,871,765	IDR	62,594,827,171	3/19/25	41,945
USD	3,366,639	IDR	54,679,600,000	3/19/25	21,106
USD	2,612,613	IDR	42,387,300,000	3/19/25	19,176
USD	1,547,959	IDR	25,220,000,000	3/19/25	4,891
USD	1,953,018	IDR	31,896,300,000	3/19/25	1,466
USD	1,808,197	IDR	29,586,616,914	3/19/25	(2,040)
USD	10,009,541	INR	854,000,000	3/19/25	187,057
USD	10,020,157	INR	855,000,000	3/19/25	186,172
USD	4,346,206	INR	371,000,000	3/19/25	79,062
USD	22,471,135	INR	1,954,000,000	3/19/25	(3,260)
USD	24,991,548	INR	2,173,190,000	3/19/25	(3,913)
USD	530,110	PEN	2,000,000	3/19/25	(6,471)
USD	13,512,623	PEN	50,421,000	3/19/25	(14,852)
USD	3,557,133	PEN	13,330,000	3/19/25	(19,179)
USD	3,022,586	PEN	11,406,334	3/19/25	(37,625)
USD	7,146,751	PEN	26,781,735	3/19/25	(38,534)
USD	4,178,172	PEN	15,765,916	3/19/25	(51,673)
USD	8,461,912	PEN	31,931,024	3/19/25	(104,878)
USD	88,589,085	PEN	331,978,736	3/19/25	(477,652)
					$808,200
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EGP	174,342,399	USD	3,333,507	Citibank, N.A.	2/3/25	$ 137,375	$ —
EGP	174,342,399	USD	3,471,912	Goldman Sachs International	2/3/25	—	(1,030)
KZT	399,384,000	USD	765,617	Citibank, N.A.	2/3/25	4,317	—
USD	3,471,912	EGP	174,342,399	Citibank, N.A.	2/3/25	1,030	—
USD	3,466,052	EGP	174,342,399	Goldman Sachs International	2/3/25	—	(4,830)
IDR	31,760,713,152	USD	1,946,719	BNP Paribas	2/5/25	1,535	—
EUR	2,045,003	USD	2,106,625	UBS AG	2/7/25	15,144	—
EUR	339,846	USD	350,392	UBS AG	2/7/25	2,212	—
USD	8,288,919	EUR	7,881,887	HSBC Bank USA, N.A.	2/7/25	111,159	—
USD	954,912	EUR	930,000	Standard Chartered Bank	2/7/25	—	(9,999)
USD	1,623,819	EUR	1,547,242	State Street Bank and Trust Company	2/7/25	18,496	—
USD	5,892,719	EUR	5,644,469	UBS AG	2/7/25	36,365	—
USD	1,097,188	EUR	1,054,449	UBS AG	2/7/25	3,157	—

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	33,197,374	KZT	17,229,437,000	Citibank, N.A.	2/7/25	$ —	$ (2,376)
KZT	641,445,978	USD	1,241,909	ICBC Standard Bank plc	2/10/25	—	(7,176)
KZT	640,825,024	USD	1,241,909	ICBC Standard Bank plc	2/10/25	—	(8,371)
KZT	1,281,153,284	USD	2,483,818	ICBC Standard Bank plc	2/10/25	—	(17,699)
TRY	159,596,626	USD	3,687,567	Standard Chartered Bank	2/10/25	741,886	—
TRY	107,167,508	USD	2,501,722	Standard Chartered Bank	2/10/25	472,611	—
TRY	384,783,861	USD	10,540,087	Standard Chartered Bank	2/10/25	139,225	—
TRY	394,126,321	USD	10,804,965	Standard Chartered Bank	2/10/25	133,637	—
TRY	328,744,662	USD	9,010,036	Standard Chartered Bank	2/10/25	113,961	—
TRY	322,584,553	USD	8,840,355	Standard Chartered Bank	2/10/25	112,674	—
USD	6,575,351	TRY	266,764,134	Standard Chartered Bank	2/10/25	—	(828,435)
UZS	28,002,600,000	USD	2,000,186	ICBC Standard Bank plc	2/10/25	152,991	—
KZT	639,505,813	USD	1,231,595	ICBC Standard Bank plc	2/11/25	—	(904)
KZT	638,274,219	USD	1,231,595	ICBC Standard Bank plc	2/11/25	—	(3,274)
TRY	169,399,940	USD	4,669,307	Standard Chartered Bank	2/12/25	24,014	—
TRY	96,655,136	USD	2,662,456	Standard Chartered Bank	2/12/25	15,429	—
TRY	50,931,734	USD	1,403,020	Standard Chartered Bank	2/12/25	8,072	—
TRY	37,458,517	USD	1,031,795	Standard Chartered Bank	2/12/25	6,014	—
EGP	356,634,976	USD	5,924,169	Citibank, N.A.	2/13/25	1,145,559	—
EGP	873,000,000	USD	17,001,110	Standard Chartered Bank	2/13/25	304,745	—
KZT	632,879,458	USD	1,258,311	Standard Chartered Bank	2/13/25	—	(40,978)
UZS	36,293,975,020	USD	2,583,201	JPMorgan Chase Bank, N.A.	2/13/25	205,897	—
TRY	187,003,160	USD	5,102,168	Standard Chartered Bank	2/18/25	51,332	—
UZS	53,130,298,587	USD	3,778,826	JPMorgan Chase Bank, N.A.	2/18/25	300,155	—
EGP	119,470,742	USD	1,974,723	Citibank, N.A.	2/20/25	385,759	—
EGP	73,341,213	USD	1,184,834	Citibank, N.A.	2/20/25	264,229	—
EGP	61,710,094	USD	987,362	Citibank, N.A.	2/20/25	231,896	—
KZT	2,700,204,003	USD	5,139,134	Citibank, N.A.	2/24/25	40,474	—
KZT	2,675,433,375	USD	5,139,134	Citibank, N.A.	2/24/25	—	(7,041)
NGN	3,697,649,537	USD	2,009,592	Standard Chartered Bank	2/24/25	474,433	—
NGN	1,873,944,670	USD	1,004,796	Standard Chartered Bank	2/24/25	254,092	—
EGP	359,000,000	USD	7,051,660	JPMorgan Chase Bank, N.A.	2/25/25	24,672	—
NGN	2,869,876,260	USD	1,735,113	JPMorgan Chase Bank, N.A.	2/25/25	192,596	—
EGP	29,501,474	USD	545,818	Goldman Sachs International	2/26/25	35,418	—
EGP	64,474,706	USD	987,362	Citibank, N.A.	2/27/25	282,317	—
EGP	675,681,076	USD	13,171,171	HSBC Bank USA, N.A.	2/27/25	134,783	—
EGP	55,516,492	USD	1,000,297	HSBC Bank USA, N.A.	2/27/25	92,970	—
TRY	497,733,502	USD	13,550,514	Standard Chartered Bank	2/28/25	45,800	—
TRY	366,776,272	USD	9,987,860	Standard Chartered Bank	2/28/25	31,166	—
TRY	742,037,643	USD	20,253,663	Standard Chartered Bank	2/28/25	16,173	—
TRY	139,198,714	USD	3,789,267	Standard Chartered Bank	2/28/25	13,148	—
TRY	170,719,157	USD	4,650,835	Standard Chartered Bank	2/28/25	12,607	—
TRY	174,009,253	USD	4,741,758	Standard Chartered Bank	2/28/25	11,558	—
UZS	63,207,936,629	USD	4,490,795	ICBC Standard Bank plc	2/28/25	352,521	—

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KZT	17,340,316,228	USD	33,197,374	Citibank, N.A.	3/3/25	$ 8,658	$ —
KZT	399,384,000	USD	764,810	Citibank, N.A.	3/3/25	—	(6)
EGP	543,000,000	USD	10,293,839	Goldman Sachs International	3/4/25	374,138	—
TRY	626,540,252	USD	16,962,997	Standard Chartered Bank	3/4/25	91,978	—
TRY	250,845,553	USD	6,808,185	Standard Chartered Bank	3/4/25	20,051	—
TRY	222,320,523	USD	6,040,054	Standard Chartered Bank	3/4/25	11,706	—
TRY	185,336,021	USD	5,036,345	Standard Chartered Bank	3/4/25	8,664	—
TRY	216,925,877	USD	5,897,176	Standard Chartered Bank	3/4/25	7,737	—
TRY	210,420,382	USD	5,721,256	Standard Chartered Bank	3/4/25	6,571	—
UZS	19,066,083,951	USD	1,364,788	ICBC Standard Bank plc	3/5/25	94,886	—
KZT	1,331,073,516	USD	2,492,414	Deutsche Bank AG	3/6/25	54,594	—
KZT	2,476,377,563	USD	4,611,504	JPMorgan Chase Bank, N.A.	3/6/25	127,042	—
KZT	2,438,332,657	USD	4,561,041	JPMorgan Chase Bank, N.A.	3/6/25	104,705	—
KZT	1,136,270,000	USD	2,122,560	Citibank, N.A.	3/11/25	49,064	—
KZT	1,297,924,414	USD	2,492,414	Deutsche Bank AG	3/11/25	—	(11,838)
KZT	581,316,818	USD	1,100,770	JPMorgan Chase Bank, N.A.	3/11/25	10,235	—
KZT	1,074,522,855	USD	2,031,234	Goldman Sachs International	3/12/25	21,883	—
KZT	1,296,654,542	USD	2,419,583	Deutsche Bank AG	3/13/25	57,368	—
KZT	1,046,130,939	USD	1,955,385	Goldman Sachs International	3/17/25	41,072	—
KZT	1,045,642,092	USD	1,955,385	Goldman Sachs International	3/17/25	40,139	—
UZS	17,640,403,111	USD	1,250,649	JPMorgan Chase Bank, N.A.	3/17/25	96,370	—
KZT	1,049,552,862	USD	1,955,385	Goldman Sachs International	3/18/25	47,119	—
KZT	1,048,086,324	USD	1,955,385	Goldman Sachs International	3/18/25	44,321	—
EGP	199,804,162	USD	3,769,920	Standard Chartered Bank	3/19/25	129,557	—
EUR	81,305,232	PLN	349,768,603	Barclays Bank PLC	3/19/25	—	(1,360,711)
EUR	7,321,298	PLN	31,493,296	Deutsche Bank AG	3/19/25	—	(121,953)
EUR	7,850,197	PLN	33,248,402	Goldman Sachs International	3/19/25	—	(3,087)
KZT	1,175,802,290	USD	2,203,734	JPMorgan Chase Bank, N.A.	3/19/25	39,107	—
MXN	2,112,000	USD	100,958	Goldman Sachs International	3/19/25	296	—
MYR	37,043,000	USD	8,400,535	Barclays Bank PLC	3/19/25	—	(65,511)
MYR	19,534,000	USD	4,431,488	Credit Agricole Corporate and Investment Bank	3/19/25	—	(36,154)
MYR	27,236,000	USD	6,175,964	Credit Agricole Corporate and Investment Bank	3/19/25	—	(47,607)
MYR	12,090,000	USD	2,696,253	Goldman Sachs International	3/19/25	24,111	—
SGD	41,998,000	USD	31,291,351	Barclays Bank PLC	3/19/25	—	(332,860)
SGD	36,546,700	USD	27,350,647	Barclays Bank PLC	3/19/25	—	(410,538)
SGD	8,000,000	USD	5,942,031	Goldman Sachs International	3/19/25	—	(44,895)
SGD	27,000,000	USD	20,220,402	Standard Chartered Bank	3/19/25	—	(317,567)
SGD	27,000,000	USD	20,234,571	Standard Chartered Bank	3/19/25	—	(331,736)
USD	205,229	JPY	32,258,684	Barclays Bank PLC	3/19/25	—	(3,790)
USD	3,218,689	JPY	477,733,015	UBS AG	3/19/25	123,233	—
USD	102,195	MXN	2,112,000	Goldman Sachs International	3/19/25	941	—
USD	3,557,139	SGD	4,840,000	Citibank, N.A.	3/19/25	—	(10,628)
USD	7,403,963	SGD	10,080,000	HSBC Bank USA, N.A.	3/19/25	—	(26,428)

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	11,500,706	SGD	15,670,000	Standard Chartered Bank	3/19/25	$ —	$ (50,309)
USD	13,664,280	SGD	18,620,000	Standard Chartered Bank	3/19/25	—	(61,305)
USD	1,873,237	VND	48,086,000,000	Citibank, N.A.	3/19/25	—	(42,199)
USD	4,286,150	ZAR	77,175,995	HSBC Bank USA, N.A.	3/19/25	170,449	—
VND	48,086,000,000	USD	1,949,169	Citibank, N.A.	3/19/25	—	(33,733)
ZAR	19,280,000	USD	1,026,351	Goldman Sachs International	3/19/25	1,828	—
ZAR	55,000,000	USD	2,950,049	Goldman Sachs International	3/19/25	—	(16,967)
UZS	19,289,401,749	USD	1,367,073	JPMorgan Chase Bank, N.A.	3/20/25	104,908	—
KES	319,918,215	USD	2,217,804	Citibank, N.A.	3/21/25	239,137	—
KES	8,886,878	USD	61,331	Standard Chartered Bank	3/21/25	6,919	—
USD	2,192,034	KES	328,805,093	Standard Chartered Bank	3/21/25	—	(333,157)
EGP	429,982,880	USD	7,904,097	Goldman Sachs International	3/26/25	461,854	—
KZT	2,981,277,240	USD	5,651,175	JPMorgan Chase Bank, N.A.	3/31/25	19,195	—
USD	3,797,629	UYU	171,349,000	Goldman Sachs International	3/31/25	—	(125,486)
UYU	171,349,000	USD	3,987,179	Citibank, N.A.	3/31/25	—	(64,064)
EGP	66,531,783	USD	1,243,130	Standard Chartered Bank	4/3/25	46,810	—
KES	430,511,298	USD	2,948,708	Citibank, N.A.	4/4/25	349,320	—
KES	48,718,702	USD	335,991	Citibank, N.A.	4/4/25	37,229	—
USD	3,288,027	KES	479,230,000	Standard Chartered Bank	4/4/25	—	(383,220)
UZS	29,098,670,665	USD	2,056,443	JPMorgan Chase Bank, N.A.	4/4/25	156,459	—
UZS	19,205,801,148	USD	1,352,521	JPMorgan Chase Bank, N.A.	4/4/25	108,046	—
EGP	627,456,844	USD	11,684,485	Goldman Sachs International	4/8/25	455,783	—
EGP	96,271,916	USD	1,810,644	HSBC Bank USA, N.A.	4/8/25	52,061	—
TRY	217,550,000	USD	4,739,689	Standard Chartered Bank	4/8/25	1,002,439	—
TRY	195,578,000	USD	4,265,639	Standard Chartered Bank	4/8/25	896,549	—
USD	9,662,683	TRY	413,128,000	Standard Chartered Bank	4/8/25	—	(1,241,634)
KES	277,775,913	USD	1,912,399	Citibank, N.A.	4/9/25	213,408	—
USD	1,902,575	KES	277,775,913	Standard Chartered Bank	4/9/25	—	(223,231)
ETB	33,223,000	USD	255,660	ICBC Standard Bank plc	4/11/25	—	(5,845)
KZT	1,490,775,862	USD	2,981,552	Bank of America, N.A.	4/11/25	—	(155,537)
USD	1,260,048	UYU	56,941,590	Goldman Sachs International	4/15/25	—	(41,008)
UYU	56,941,590	USD	1,342,645	Citibank, N.A.	4/15/25	—	(41,589)
UZS	17,105,446,074	USD	1,194,514	Standard Chartered Bank	4/15/25	102,527	—
KES	277,490,527	USD	1,900,620	Citibank, N.A.	4/16/25	219,992	—
KES	277,490,527	USD	2,102,201	Standard Chartered Bank	4/16/25	18,411	—
USD	2,070,825	KES	277,490,527	Standard Chartered Bank	4/16/25	—	(49,787)
USD	1,902,575	KES	277,490,527	Standard Chartered Bank	4/16/25	—	(218,037)
UZS	79,830,380,000	USD	5,604,098	ICBC Standard Bank plc	4/17/25	445,927	—
KZT	5,207,396,938	USD	9,740,280	JPMorgan Chase Bank, N.A.	4/24/25	88,007	—
UZS	24,620,548,025	USD	1,809,004	ICBC Standard Bank plc	4/25/25	52,937	—
KZT	3,191,948,622	USD	6,021,590	JPMorgan Chase Bank, N.A.	4/28/25	—	(5,304)
KZT	3,275,882,510	USD	6,208,733	JPMorgan Chase Bank, N.A.	4/28/25	—	(34,245)
MXN	227,312,000	USD	10,951,558	Standard Chartered Bank	4/28/25	—	(120,859)
USD	10,961,663	MXN	227,312,000	Goldman Sachs International	4/28/25	130,964	—

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KZT	4,003,857,312	USD	7,528,170	JPMorgan Chase Bank, N.A.	4/30/25	$ 13,356	$ —
KES	12,274,550	USD	83,785	Citibank, N.A.	5/5/25	9,699	—
KES	204,927,256	USD	1,423,106	Standard Chartered Bank	5/5/25	137,640	—
KES	204,927,256	USD	1,439,096	Standard Chartered Bank	5/5/25	121,650	—
USD	702,919	KES	108,600,903	Standard Chartered Bank	5/5/25	—	(124,197)
USD	702,919	KES	108,600,903	Standard Chartered Bank	5/5/25	—	(124,197)
USD	1,407,467	KES	204,927,256	Standard Chartered Bank	5/5/25	—	(153,279)
KZT	2,846,460,000	USD	5,476,068	JPMorgan Chase Bank, N.A.	5/30/25	—	(160,037)
KZT	2,846,460,000	USD	5,479,230	JPMorgan Chase Bank, N.A.	5/30/25	—	(163,199)
UZS	22,317,443,000	USD	1,556,036	JPMorgan Chase Bank, N.A.	6/9/25	114,321	—
EGP	251,434,617	USD	4,555,011	Standard Chartered Bank	6/18/25	171,815	—
EGP	209,229,000	USD	3,769,922	Standard Chartered Bank	6/18/25	163,463	—
EGP	207,087,344	USD	3,840,315	Standard Chartered Bank	6/18/25	52,808	—
EGP	108,470,000	USD	2,040,844	Standard Chartered Bank	6/18/25	—	(1,670)
UZS	37,293,170,000	USD	2,605,181	Standard Chartered Bank	6/23/25	176,808	—
UZS	41,728,949,000	USD	2,931,433	ICBC Standard Bank plc	6/26/25	179,251	—
UZS	56,900,277,000	USD	3,987,406	ICBC Standard Bank plc	6/27/25	253,224	—
UZS	57,179,642,717	USD	3,987,423	ICBC Standard Bank plc	6/30/25	271,013	—
UZS	83,440,309,666	USD	5,862,866	ICBC Standard Bank plc	7/1/25	349,859	—
EGP	237,918,558	USD	4,345,544	HSBC Bank USA, N.A.	7/8/25	91,449	—
EGP	66,843,912	USD	1,229,879	Standard Chartered Bank	7/10/25	15,712	—
UZS	25,018,612,000	USD	1,746,500	Deutsche Bank AG	7/10/25	112,369	—
MXN	433,091,000	USD	20,263,246	Standard Chartered Bank	7/22/25	122,946	—
USD	20,309,550	MXN	433,091,000	JPMorgan Chase Bank, N.A.	7/22/25	—	(76,642)
UZS	88,677,198,496	USD	6,194,705	Deutsche Bank AG	7/22/25	375,412	—
EGP	292,309,244	USD	5,324,394	Citibank, N.A.	7/24/25	92,316	—
UZS	12,843,930,000	USD	904,502	ICBC Standard Bank plc	8/29/25	39,200	—
UZS	12,843,931,000	USD	904,502	JPMorgan Chase Bank, N.A.	8/29/25	39,200	—
UZS	12,866,543,000	USD	904,502	JPMorgan Chase Bank, N.A.	9/4/25	39,558	—
UZS	5,925,285,000	USD	415,809	Citibank, N.A.	9/8/25	18,548	—
EGP	361,922,851	USD	6,482,587	Goldman Sachs International	9/11/25	90,761	—
USD	2,614,724	NGN	5,111,786,000	Goldman Sachs International	10/7/25	—	(517,998)
NGN	688,700,000	USD	362,474	JPMorgan Chase Bank, N.A.	10/9/25	59,254	—
USD	2,537,752	NGN	4,925,904,000	JPMorgan Chase Bank, N.A.	10/10/25	—	(477,438)
USD	3,785,700	NGN	7,419,971,459	JPMorgan Chase Bank, N.A.	10/15/25	—	(747,085)
EGP	361,379,000	USD	6,332,206	Standard Chartered Bank	10/23/25	119,989	—
MXN	116,761,800	USD	5,476,401	Bank of America, N.A.	10/24/25	—	(48,955)
USD	5,475,348	MXN	116,761,800	UBS AG	10/24/25	47,902	—
EGP	174,342,399	USD	3,124,416	Goldman Sachs International	10/27/25	—	(16,660)
UZS	52,908,750,000	USD	3,296,495	Standard Chartered Bank	3/25/26	404,906	—
UZS	29,613,121,000	USD	1,839,324	Deutsche Bank AG	10/5/26	124,522	—
UZS	16,312,875,642	USD	1,013,222	Deutsche Bank AG	10/7/26	68,015	—
USD	1,223,741	JPY	178,339,671	Standard Chartered Bank	1/7/27	—	(9,878)
UZS	16,830,497,000	USD	938,416	Deutsche Bank AG	10/25/27	57,255	—

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
UZS	19,470,202,000	USD	1,089,059	Deutsche Bank AG	11/8/27	$ 57,890	$ —
						$18,164,420	$(9,926,173)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bobl	(142)	Short	3/6/25	$ (17,298,713)	$ 184,614
Euro-Bund	(248)	Short	3/6/25	(34,094,121)	1,096,110
Euro-Buxl	(84)	Short	3/6/25	(11,234,299)	1,049,105
Euro-Schatz	(95)	Short	3/6/25	(10,526,942)	61,101
Japan 10-Year Bond	(3)	Short	3/13/25	(2,720,977)	31,778
U.S. 2-Year Treasury Note	(810)	Short	3/31/25	(166,556,250)	53,302
U.S. 5-Year Treasury Note	(4,597)	Short	3/31/25	(489,077,703)	3,243,193
U.S. 10-Year Treasury Note	(1,152)	Short	3/20/25	(125,388,000)	1,073,791
U.S. Long Treasury Bond	(297)	Short	3/20/25	(33,830,156)	947,453
U.S. Ultra 10-Year Treasury Note	(362)	Short	3/20/25	(40,317,750)	267,190
					$8,007,637
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	28,411,000	Receives	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.45% (pays upon termination)	7/17/25	$ 31,218	$(27,777)	$ 3,441
COP	28,411,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.45% (pays upon termination)	7/21/25	(30,012)	—	(30,012)
CZK	142,000	Receives	6-month CZK PRIBOR (pays semi-annually)	4.56% (pays annually)	12/20/28	(231,008)	—	(231,008)
CZK	60,598	Pays	6-month CZK PRIBOR (pays semi-annually)	3.94% (pays annually)	9/20/33	57,246	—	57,246
CZK	77,000	Pays	6-month CZK PRIBOR (pays semi-annually)	4.31% (pays annually)	12/20/33	165,448	—	165,448
CZK	219,600	Pays	6-month CZK PRIBOR (pays semi-annually)	4.55% (pays annually)	12/20/33	646,156	—	646,156
CZK	181,846	Pays	6-month CZK PRIBOR (pays semi-annually)	3.41% (pays annually)	3/20/34	(21,714)	—	(21,714)

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CZK	363,692	Pays	6-month CZK PRIBOR (pays semi-annually)	3.43% (pays annually)	3/20/34	$ (26,135)	$ —	$ (26,135)
CZK	181,846	Pays	6-month CZK PRIBOR (pays semi-annually)	3.45% (pays annually)	3/20/34	7,438	—	7,438
CZK	181,846	Pays	6-month CZK PRIBOR (pays semi-annually)	3.47% (pays annually)	3/20/34	14,727	—	14,727
CZK	68,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.52% (pays annually)	3/20/34	17,771	—	17,771
CZK	334,764	Pays	6-month CZK PRIBOR (pays semi-annually)	3.49% (pays annually)	12/18/34	(214,327)	—	(214,327)
CZK	483,358	Pays	6-month CZK PRIBOR (pays semi-annually)	3.49% (pays annually)	12/18/34	(301,243)	—	(301,243)
CZK	294,079	Pays	6-month CZK PRIBOR (pays semi-annually)	3.51% (pays annually)	12/18/34	(170,779)	—	(170,779)
CZK	430,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.70% (pays annually)	3/19/35	56,288	—	56,288
INR	6,691,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.94% (pays semi-annually)	12/18/29	(530,977)	—	(530,977)
INR	2,910,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.94% (pays semi-annually)	12/18/29	(228,086)	—	(228,086)
INR	2,918,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.95% (pays semi-annually)	12/18/29	(224,866)	—	(224,866)
INR	2,265,120	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.95% (pays semi-annually)	12/18/29	(171,123)	—	(171,123)
INR	1,855,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.93% (pays semi-annually)	3/19/30	(123,337)	—	(123,337)
INR	3,158,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.93% (pays semi-annually)	3/19/30	(205,720)	—	(205,720)
INR	3,425,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.94% (pays semi-annually)	3/19/30	(219,823)	—	(219,823)
INR	437,400	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.06% (pays semi-annually)	3/19/30	(1,254)	—	(1,254)
INR	2,597,700	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.07% (pays semi-annually)	3/19/30	(3,827)	—	(3,827)
INR	1,103,100	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.07% (pays semi-annually)	3/19/30	230	—	230
INR	2,622,300	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.07% (pays semi-annually)	3/19/30	3,258	—	3,258
INR	1,075,600	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.08% (pays semi-annually)	3/19/30	3,325	—	3,325
INR	853,900	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.08% (pays semi-annually)	3/19/30	6,333	—	6,333
INR	1,452,200	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.15% (pays semi-annually)	3/19/30	56,826	—	56,826
INR	818,710	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.16% (pays semi-annually)	3/19/30	34,004	—	34,004
INR	942,300	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.17% (pays semi-annually)	3/19/30	44,571	—	44,571
INR	839,159	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.17% (pays semi-annually)	3/19/30	40,096	—	40,096

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
INR	1,740,590	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.17% (pays semi-annually)	3/19/30	$ 84,839	$ —	$ 84,839
INR	845,917	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.17% (pays semi-annually)	3/19/30	42,857	—	42,857
INR	849,180	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.17% (pays semi-annually)	3/19/30	42,819	—	42,819
INR	634,444	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.18% (pays semi-annually)	3/19/30	33,973	—	33,973
INR	1,467,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.26% (pays semi-annually)	3/19/30	131,777	—	131,777
INR	1,754,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.26% (pays semi-annually)	3/19/30	159,663	—	159,663
KRW	21,027,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.60% (pays quarterly)	3/19/30	(5,725)	—	(5,725)
KRW	42,886,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.60% (pays quarterly)	3/19/30	(11,676)	—	(11,676)
KRW	17,154,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.61% (pays quarterly)	3/19/30	894	—	894
KRW	16,413,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.71% (pays quarterly)	3/19/30	54,092	—	54,092
KRW	21,582,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.72% (pays quarterly)	3/19/30	76,376	—	76,376
KRW	43,301,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.73% (pays quarterly)	3/19/30	163,772	—	163,772
KRW	11,067,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.69% (pays quarterly)	3/19/35	(5,712)	—	(5,712)
KRW	22,688,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.69% (pays quarterly)	3/19/35	(18,695)	—	(18,695)
KRW	9,047,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.70% (pays quarterly)	3/19/35	(13,026)	—	(13,026)
KRW	8,647,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.79% (pays quarterly)	3/19/35	(61,437)	—	(61,437)
KRW	11,483,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.79% (pays quarterly)	3/19/35	(81,940)	—	(81,940)
KRW	22,965,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.81% (pays quarterly)	3/19/35	(181,548)	—	(181,548)
MXN	1,024,800	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.55% (pays monthly)	12/12/25	96,136	—	96,136
MXN	740,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.57% (pays monthly)	12/12/25	77,436	—	77,436

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
MXN	1,309,800	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.57% (pays monthly)	12/15/25	$ 145,457	$ —	$ 145,457
MXN	2,005,022	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.82% (pays monthly)	3/18/26	82,883	—	82,883
MXN	1,535,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.06% (pays monthly)	6/5/26	232,529	—	232,529
MXN	986,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.00% (pays monthly)	6/22/26	108,432	—	108,432
MXN	933,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.04% (pays monthly)	7/6/26	152,610	—	152,610
MXN	848,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.99% (pays monthly)	7/20/26	101,959	—	101,959
MXN	1,438,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.56% (pays monthly)	10/16/26	588,850	(5,932)	582,918
MXN	740,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.57% (pays monthly)	10/16/26	307,092	(3,049)	304,043
MXN	1,475,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.54% (pays monthly)	10/19/26	595,509	(6,644)	588,865
MXN	1,309,800	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.57% (pays monthly)	10/19/26	543,198	(5,894)	537,304
MXN	1,024,800	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.55% (pays monthly)	11/13/26	449,949	(4,315)	445,634
MXN	776,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.06% (pays monthly)	1/8/27	221,177	—	221,177
MXN	777,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.07% (pays monthly)	1/8/27	231,197	—	231,197
MXN	759,600	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.02% (pays monthly)	1/11/27	196,141	—	196,141
MXN	91,345	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.77% (pays monthly)	1/29/30	(3,929)	—	(3,929)
MXN	229,755	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.78% (pays monthly)	1/29/30	(4,451)	—	(4,451)
THB	185,200	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.96% (pays quarterly)	3/19/30	(450)	—	(450)
THB	236,800	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.97% (pays quarterly)	3/19/30	(1,521)	—	(1,521)

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
THB	496,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.97% (pays quarterly)	3/19/30	$ 7,197	$ —	$ 7,197
ZAR	210,460	Pays	3-month ZAR JIBAR (pays quarterly)	7.56% (pays quarterly)	9/18/29	(7,875)	—	(7,875)
ZAR	210,460	Receives	3-month ZAR JIBAR (pays quarterly)	7.56% (pays quarterly)	12/18/29	11,141	(12,004)	(863)
ZAR	320,000	Pays	3-month ZAR JIBAR (pays quarterly)	7.76% (pays quarterly)	3/19/30	(29,175)	—	(29,175)
ZAR	171,891	Pays	3-month ZAR JIBAR (pays quarterly)	9.46% (pays quarterly)	9/18/34	458,842	—	458,842
ZAR	235,007	Pays	3-month ZAR JIBAR (pays quarterly)	9.52% (pays quarterly)	9/18/34	674,021	—	674,021
ZAR	569,053	Pays	3-month ZAR JIBAR (pays quarterly)	9.55% (pays quarterly)	9/18/34	1,695,419	—	1,695,419
ZAR	142,683	Pays	3-month ZAR JIBAR (pays quarterly)	9.59% (pays quarterly)	9/18/34	447,891	—	447,891
ZAR	285,366	Pays	3-month ZAR JIBAR (pays quarterly)	9.60% (pays quarterly)	9/18/34	906,092	—	906,092
ZAR	130,401	Pays	3-month ZAR JIBAR (pays quarterly)	8.39% (pays quarterly)	12/18/34	(176,385)	—	(176,385)
ZAR	1,817,914	Pays	3-month ZAR JIBAR (pays quarterly)	8.40% (pays quarterly)	12/18/34	(2,434,965)	—	(2,434,965)
ZAR	659,084	Pays	3-month ZAR JIBAR (pays quarterly)	8.44% (pays quarterly)	12/18/34	(773,050)	—	(773,050)
ZAR	722,943	Pays	3-month ZAR JIBAR (pays quarterly)	8.85% (pays quarterly)	3/19/35	35,167	—	35,167
ZAR	577,057	Pays	3-month ZAR JIBAR (pays quarterly)	8.86% (pays quarterly)	3/19/35	33,037	—	33,037
Total						$3,859,568	$(65,615)	$3,793,953
Interest Rate Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	MYR	29,960	Pays	3-month MYR KLIBOR (pays quarterly)	3.52% (pays quarterly)	3/19/30	$(3,669)
Citibank, N.A.	MYR	12,110	Pays	3-month MYR KLIBOR (pays quarterly)	3.52% (pays quarterly)	3/19/30	(1,232)
Citibank, N.A.	MYR	33,930	Pays	3-month MYR KLIBOR (pays quarterly)	3.53% (pays quarterly)	3/19/30	(2,395)
JPMorgan Chase Bank, N.A.	MYR	51,200	Pays	3-month MYR KLIBOR (pays quarterly)	3.54% (pays quarterly)	3/19/30	631
Total							$(6,665)

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Brazil	$49,060	1.00% (pays quarterly)(1)	12/20/29	$1,574,838	$(1,127,191)	$ 447,647
China	31,150	1.00% (pays quarterly)(1)	12/20/29	(634,388)	505,293	(129,095)
Colombia	39,900	1.00% (pays quarterly)(1)	12/20/29	1,660,068	(1,624,917)	35,151
Mexico	90,300	1.00% (pays quarterly)(1)	12/20/25	(547,326)	397,357	(149,969)
Mexico	28,900	1.00% (pays quarterly)(1)	12/20/29	377,182	(264,350)	112,832
Peru	14,170	1.00% (pays quarterly)(1)	12/20/29	(123,609)	118,871	(4,738)
Turkey	12,910	1.00% (pays quarterly)(1)	12/20/29	804,567	(929,585)	(125,018)
Total				$3,111,332	$(2,924,522)	$186,810
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Benin	Barclays Bank PLC	$ 1,000	1.00% (pays quarterly)(1)	2.17%	6/20/27	$ (24,827)	$ 65,718	$ 40,891
Benin	Barclays Bank PLC	1,000	1.00% (pays quarterly)(1)	2.17	6/20/27	(24,827)	64,259	39,432
Benin	Barclays Bank PLC	1,200	1.00% (pays quarterly)(1)	2.39	12/20/27	(42,817)	93,245	50,428
Ivory Coast	Barclays Bank PLC	4,389	1.00% (pays quarterly)(1)	2.23	6/20/27	(114,930)	271,037	156,107
Ivory Coast	Deutsche Bank AG	10,219	1.00% (pays quarterly)(1)	2.23	6/20/27	(267,599)	632,097	364,498
Ivory Coast	Deutsche Bank AG	11,383	1.00% (pays quarterly)(1)	2.23	6/20/27	(298,073)	703,242	405,169
Petroleos Mexicanos	Deutsche Bank AG	59,564	4.00% (pays monthly)(1)	3.48	7/6/26	169,756	—	169,756
Petroleos Mexicanos	Deutsche Bank AG	26,811	4.20% (pays monthly)(1)	3.54	9/20/26	118,086	—	118,086
Total		$115,566				$(485,231)	$1,829,598	$1,344,367

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2025, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $115,566,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Fund Receives	Fund Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	USD	21,749	Return on PEN 81,940,652 Government of Peru, 7.60%, 8/12/39 (pays upon termination)	SOFR + 0.65% on Notional Amount (pays upon termination)	3/19/25	$ 417,353
Barclays Bank PLC	USD	17,008	Return on PEN 64,205,174 Government of Peru, 5.35%, 8/12/40 (pays upon termination)	SOFR + 0.70% on Notional Amount (pays upon termination)	4/15/25	377,158
Citibank, N.A.	USD	15,536	Return on PEN 58,805,384 Government of Peru, 5.40%, 8/12/34 (pays upon termination)	SOFR + 0.80% on Notional Amount (pays upon termination)	4/15/25	308,520
						$1,103,031
Cross-Currency Swaps (OTC)
Counterparty	Fund Receives	Fund Pays	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	3-month PLN WIBOR + 0.63% on PLN 416,859,314 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount*	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount*	6/11/26/ 6/13/29	$147,001
				$147,001
(1)	Effective date represents the date on which the Fund and counterparty exchange the currencies and begin interest payment accrual.
*	The Fund pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.
Abbreviations:
EURIBOR	– Euro Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
GDP	– Gross Domestic Product

JIBAR	– Johannesburg Interbank Average Rate
KLIBOR	– Kuala Lumpur Interbank Offered Rate
MIBOR	– Mumbai Interbank Offered Rate

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

OTC	– Over-the-counter
PIK	– Payment In Kind
PRIBOR	– Prague Interbank Offered Rate

SOFR	– Secured Overnight Financing Rate
TLREF	– Turkish Lira Overnight Reference Rate
WIBOR	– Warsaw Interbank Offered Rate

Currency Abbreviations:
ALL	– Albanian Lek
AMD	– Armenian Dram
BAM	– Bosnia-Herzegovina Convertible Mark
BRL	– Brazilian Real
COP	– Colombian Peso
CZK	– Czech Koruna
DOP	– Dominican Peso
EGP	– Egyptian Pound
ETB	– Ethiopian Birr
EUR	– Euro
GHS	– Ghanaian Cedi
IDR	– Indonesian Rupiah
INR	– Indian Rupee
JPY	– Japanese Yen
KES	– Kenyan Shilling
KRW	– South Korean Won
KZT	– Kazakhstani Tenge
LKR	– Sri Lankan Rupee

MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NGN	– Nigerian Naira
PEN	– Peruvian Sol
PLN	– Polish Zloty
PYG	– Paraguayan Guarani
RSD	– Serbian Dinar
SGD	– Singapore Dollar
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
VND	– Viet Nam Dong
ZAR	– South African Rand

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2025
Statement of Assets and Liabilities (Unaudited)

January 31, 2025
Assets
Unaffiliated investments, at value (identified cost $2,445,229,450)	$2,449,109,672
Affiliated investments, at value (identified cost $389,730,867)	389,730,867
Cash	24,236,563
Deposits for derivatives collateral:
Futures contracts	12,545,060
Centrally cleared derivatives	74,797,369
OTC derivatives	8,345,000
Foreign currency, at value (identified cost $45,960,332)	46,015,475
Interest receivable	52,056,407
Dividends receivable from affiliated investments	824,212
Receivable for investments sold	47,344,435
Receivable for Fund shares sold	5,517,607
Receivable for variation margin on open futures contracts	2,388,271
Receivable for open forward foreign currency exchange contracts	18,164,420
Receivable for open swap contracts	2,595,030
Directors' deferred compensation plan	28,444
Total assets	$3,133,698,832
Liabilities
Cash collateral due to brokers	$8,345,000
Payable for investments purchased	41,922,291
Payable for when-issued securities	44,272,317
Payable for Fund shares redeemed	1,608,957
Payable for variation margin on open centrally cleared derivatives	71,502
Payable for open forward foreign currency exchange contracts	9,926,173
Payable for open swap contracts	7,296
Upfront receipts on open OTC swap contracts	1,829,598
Payable to affiliates:
Investment adviser and administration fee	1,424,563
Distribution and service fees	23,034
Sub-transfer agency fee	2,647
Directors' deferred compensation plan	28,444
Accrued foreign capital gains taxes	277
Accrued expenses	1,361,559
Total liabilities	$110,823,658
Net Assets	$3,022,875,174
Sources of Net Assets
Common shares, $0.001 par value, 1,000,000,000 shares authorized (see Note 7), 373,684,965 shares issued and outstanding	$373,685
Additional paid-in capital	2,955,768,285
Distributable earnings	66,733,204
Net Assets	$3,022,875,174
Class A Shares
Net Assets	$115,579,253
Shares Outstanding	14,319,618
Net Asset Value and Redemption Price Per Share (net assets ÷ shares outstanding)	$8.07
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$8.34
Class I Shares
Net Assets	$2,472,832,780
Shares Outstanding	305,556,731
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares outstanding)	$8.09

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2025
Statement of Assets and Liabilities (Unaudited) — continued

January 31, 2025
Class R6 Shares
Net Assets	$434,463,141
Shares Outstanding	53,808,616
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares outstanding)	$8.07
On sales of $100,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2025
Statement of Operations (Unaudited)

Six Months Ended
January 31, 2025
Investment Income
Dividend income from affiliated investments	$3,121,872
Interest income (net of foreign taxes withheld of $3,773,850)	152,668,083
Other income	1,288,023
Total investment income	$157,077,978
Expenses
Investment adviser and administration fee	$7,958,387
Distribution and service fees:
Class A	125,576
Directors’ fees and expenses	54,250
Custodian fee	890,648
Transfer and dividend disbursing agent fees	1,012,768
Legal and accounting services	111,480
Printing and postage	154,400
Registration fees	139,028
Miscellaneous	90,436
Total expenses	$10,536,973
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$91,157
Total expense reductions	$91,157
Net expenses	$10,445,816
Net investment income	$146,632,162
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $238,957)	$14,261,633
Written options	224,958
Futures contracts	(781,641)
Swap contracts	1,483,430
Foreign currency transactions	2,223,234
Forward foreign currency exchange contracts	12,925,223
Net realized gain	$30,336,837
Change in unrealized appreciation (depreciation):
Investments (including net decrease in accrued foreign capital gains taxes of $80,198)	$10,633,658
Futures contracts	20,582,735
Swap contracts	(5,393,419)
Foreign currency	(522,327)
Forward foreign currency exchange contracts	(2,010,950)
Net change in unrealized appreciation (depreciation)	$23,289,697
Net realized and unrealized gain	$53,626,534
Net increase in net assets from operations	$200,258,696

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2025
Statements of Changes in Net Assets

	Six Months Ended January 31, 2025 (Unaudited)	Year Ended July 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$146,632,162	$152,400,943
Net realized gain	30,336,837	15,442,418
Net change in unrealized appreciation (depreciation)	23,289,697	55,399,221
Net increase in net assets from operations	$200,258,696	$223,242,582
Distributions to shareholders:
Class A	$(4,205,538)	$(4,085,878)
Class I	(91,325,708)	(81,149,266)
Class R6	(16,137,570)	(13,031,032)
Total distributions to shareholders	$(111,668,816)	$(98,266,176)
Tax return of capital to shareholders:
Class A	$—	$(2,578,602)
Class I	—	(54,658,176)
Class R6	—	(8,771,989)
Total tax return of capital to shareholders	$—	$(66,008,767)
Transactions in common shares:
Class A	$23,875,178	$18,004,939
Class I	470,915,068	679,759,551
Class R6	81,567,209	130,972,242
Net increase in net assets from Fund share transactions	$576,357,455	$828,736,732
Net increase in net assets	$664,947,335	$887,704,371
Net Assets
At beginning of period	$2,357,927,839	$1,470,223,468
At end of period	$3,022,875,174	$2,357,927,839

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2025
Financial Highlights

	Class A
	Six Months Ended January 31, 2025 (Unaudited)	Year Ended July 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$7.80	$7.57	$7.06	$8.85	$8.66	$9.03
Income (Loss) From Operations
Net investment income(1)	$0.44	$0.61	$0.61	$0.54	$0.54	$0.56
Net realized and unrealized gain (loss)	0.16	0.27	0.56	(1.68)	0.30	(0.19)
Total income (loss) from operations	$0.60	$0.88	$1.17	$(1.14)	$0.84	$0.37
Less Distributions
From net investment income	$(0.33)	$(0.41)	$(0.47)	$(0.48)	$(0.55)	$(0.64)
From net realized gain	—	—	—	(0.04)	(0.01)	—
Tax return of capital	—	(0.24)	(0.19)	(0.13)	(0.09)	(0.10)
Total distributions	$(0.33)	$(0.65)	$(0.66)	$(0.65)	$(0.65)	$(0.74)
Net asset value — End of period	$8.07	$7.80	$7.57	$7.06	$8.85	$8.66
Total Return(2)	7.68%(3)	12.42%	17.25%	(13.54)%	9.90%	4.19%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$115,579	$88,269	$67,670	$49,974	$55,838	$18,761
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.06%(5)(6)	1.16%(6)	1.12%	1.10%	1.11%	1.28%
Net expenses	1.05%(5)(6)(7)	1.15%(6)(7)	1.11%(7)	1.10%(7)	1.11%	1.15%
Net investment income	11.03%(5)	8.02%	8.29%	6.63%	6.03%	6.42%
Portfolio Turnover	55%(3)	173%	104%	84%	87%	110%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes interest expense, including on securities sold short if applicable, of less than 0.01% and 0.09% of average daily net assets for the six months ended January 31, 2025 and the year ended July 31, 2024, respectively.
(7)	Includes a reduction by the investment adviser and administrator of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01%, 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended January 31, 2025 and the years ended July 31, 2024, 2023 and 2022, respectively).

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2025
Financial Highlights — continued

	Class I
	Six Months Ended January 31, 2025 (Unaudited)	Year Ended July 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$7.82	$7.59	$7.08	$8.87	$8.69	$9.06
Income (Loss) From Operations
Net investment income(1)	$0.45	$0.64	$0.63	$0.56	$0.57	$0.58
Net realized and unrealized gain (loss)	0.16	0.27	0.56	(1.67)	0.29	(0.19)
Total income (loss) from operations	$0.61	$0.91	$1.19	$(1.11)	$0.86	$0.39
Less Distributions
From net investment income	$(0.34)	$(0.43)	$(0.48)	$(0.50)	$(0.57)	$(0.66)
From net realized gain	—	—	—	(0.04)	(0.01)	—
Tax return of capital	—	(0.25)	(0.20)	(0.14)	(0.10)	(0.10)
Total distributions	$(0.34)	$(0.68)	$(0.68)	$(0.68)	$(0.68)	$(0.76)
Net asset value — End of period	$8.09	$7.82	$7.59	$7.08	$8.87	$8.69
Total Return(2)	7.80%(3)	12.70%	17.52%	(13.27)%	10.05%	4.47%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,472,833	$1,929,763	$1,201,270	$690,681	$828,507	$217,227
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.81%(5)(6)	0.92%(6)	0.87%	0.85%	0.86%	1.03%
Net expenses	0.80%(5)(6)(7)	0.91%(6)(7)	0.86%(7)	0.85%(7)	0.86%	0.90%
Net investment income	11.27%(5)	8.31%	8.54%	6.84%	6.27%	6.60%
Portfolio Turnover	55%(3)	173%	104%	84%	87%	110%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes interest expense, including on securities sold short if applicable, of less than 0.01% and 0.09% of average daily net assets for the six months ended January 31, 2025 and the year ended July 31, 2024, respectively.
(7)	Includes a reduction by the investment adviser and administrator of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01%, 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended January 31, 2025 and the years ended July 31, 2024, 2023 and 2022, respectively).

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2025
Financial Highlights — continued

	Class R6
	Six Months Ended January 31, 2025 (Unaudited)	Year Ended July 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$7.81	$7.57	$7.06	$8.84	$8.66	$9.03
Income (Loss) From Operations
Net investment income(1)	$0.45	$0.64	$0.64	$0.57	$0.57	$0.59
Net realized and unrealized gain (loss)	0.15	0.28	0.55	(1.67)	0.29	(0.20)
Total income (loss) from operations	$0.60	$0.92	$1.19	$(1.10)	$0.86	$0.39
Less Distributions
From net investment income	$(0.34)	$(0.43)	$(0.48)	$(0.50)	$(0.57)	$(0.66)
From net realized gain	—	—	—	(0.04)	(0.01)	—
Tax return of capital	—	(0.25)	(0.20)	(0.14)	(0.10)	(0.10)
Total distributions	$(0.34)	$(0.68)	$(0.68)	$(0.68)	$(0.68)	$(0.76)
Net asset value — End of period	$8.07	$7.81	$7.57	$7.06	$8.84	$8.66
Total Return(2)	7.97%(3)	12.76%	17.60%	(13.28)%	10.23%	4.63%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$434,463	$339,896	$201,284	$199,679	$281,359	$119,237
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.73%(5)(6)	0.83%(6)	0.79%	0.78%	0.81%	0.98%
Net expenses	0.72%(5)(6)(7)	0.82%(6)(7)	0.78%(7)	0.78%(7)	0.81%	0.85%
Net investment income	11.39%(5)	8.40%	8.69%	6.91%	6.34%	6.76%
Portfolio Turnover	55%(3)	173%	104%	84%	87%	110%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes interest expense, including on securities sold short if applicable, of less than 0.01% and 0.09% of average daily net assets for the six months ended January 31, 2025 and the year ended July 31, 2024, respectively.
(7)	Includes a reduction by the investment adviser and administrator of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01%, 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended January 31, 2025 and the years ended July 31, 2024, 2023 and 2022, respectively).

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Emerging Markets Debt Opportunities Fund (the Fund) is a non-diversified series of Eaton Vance Series Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps and options on swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Directors have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2025
Notes to Financial Statements (Unaudited) — continued

B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees in connection with investments in loans may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned and included in Other income on the Statement of Operations. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.
D  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of January 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—The Corporation’s Articles of Incorporation provide that no Director or officer of the Corporation shall be liable, to the fullest extent permitted by Maryland law and the 1940 Act, to the Corporation or to its shareholders for money damages. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Futures Contracts—Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  Forward Foreign Currency Exchange Contracts—The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Fund and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2025
Notes to Financial Statements (Unaudited) — continued

contracts, from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
K  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter risk that the issuer or counterparty will fail to perform its contractual obligations.
L  Written Options—Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. The Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
M  Interest Rate Swaps—Swap contracts are privately negotiated agreements between the Fund and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Fund either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
N  Cross-Currency Swaps—Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.
O  Credit Default Swaps—When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 8 and 11. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2025
Notes to Financial Statements (Unaudited) — continued

P  Total Return Swaps—In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
Q  Swaptions—A purchased swaption contract grants the Fund, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Fund purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Fund the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Fund writes a swaption, the premium received by the Fund is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Fund’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
R  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
S  Interim Financial Statements—The interim financial statements relating to January 31, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. For the six months ended January 31, 2025, management estimates that a portion of distributions for the period will be a tax return of capital. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year and will be reported to the shareholders.
At July 31, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $34,652,723 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at July 31, 2024, $34,652,723 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at January 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$2,842,307,894
Gross unrealized appreciation	$99,639,652
Gross unrealized depreciation	(79,484,426)
Net unrealized appreciation	$20,155,226

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2025
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.650%
$500 million but less than $1.0 billion	0.625%
$1.0 billion but less than $2.5 billion	0.600%
$2.5 billion but less than $5.0 billion	0.580%
$5.0 billion and over	0.565%
For the six months ended January 31, 2025, the investment adviser and administration fee amounted to $7,958,387 or 0.61% (annualized) of the Fund’s average daily net assets. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended January 31, 2025, the investment adviser and administration fee paid was reduced by $91,157 relating to the Fund’s investment in the Liquidity Fund.
Pursuant to an investment sub-advisory agreement effective December 31, 2024, EVM has delegated a portion of the investment management of the Fund to Morgan Stanley Investment Management Limited ("MSIM Ltd."), a wholly-owned subsidiary of Morgan Stanley. EVM pays MSIM Ltd. a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended January 31, 2025, EVM earned $1,818 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $2,128 as its portion of the sales charge on sales of Class A shares for the six months ended January 31, 2025. EVD also received distribution and service fees from Class A shares (see Note 4) and contingent deferred sales charges (see Note 5).
Directors and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Directors of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Directors Deferred Compensation Plan. Certain officers and Directors of the Fund are officers of EVM.
4  Distribution Plan
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended January 31, 2025 amounted to $125,576 for Class A shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
Class A shares may be subject to a 0.75% contingent deferred sales charge (CDSC) if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended January 31, 2025, the Fund was informed that EVD received $294 of CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including principal repayments on loans, aggregated $1,504,147,178 and $1,141,073,264, respectively, for the six months ended January 31, 2025.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2025
Notes to Financial Statements (Unaudited) — continued

7  Common Shares
The Corporation's Articles of Incorporation permit the Directors to issue one billion full and fractional common shares of the Fund ($0.001 par value per share). The Corporation’s authorized shares are subdivided into 300 million shares for each of Class A, Class I and Class R6 and 100 million shares for Class C, which has not commenced operations. Transactions in Fund shares were as follows:
	Six Months Ended January 31, 2025 (Unaudited)		Year Ended July 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	4,532,627	$ 35,920,804	7,101,487	$ 54,314,268
Issued to shareholders electing to receive payments of distributions in Fund shares	530,145	4,194,002	875,414	6,660,004
Redemptions	(2,055,238)	(16,239,628)	(5,606,314)	(42,969,333)
Net increase	3,007,534	$ 23,875,178	2,370,587	$ 18,004,939
Class I
Sales	97,571,422	$777,499,878	149,440,459	$1,145,541,919
Issued to shareholders electing to receive payments of distributions in Fund shares	11,165,925	88,580,303	17,380,650	132,791,421
Redemptions	(49,801,255)	(395,165,113)	(78,474,795)	(598,573,789)
Net increase	58,936,092	$470,915,068	88,346,314	$ 679,759,551
Class R6
Sales	11,726,388	$ 93,098,617	15,097,659	$ 116,959,200
Issued to shareholders electing to receive payments of distributions in Fund shares	2,029,092	16,057,957	2,849,173	21,707,691
Redemptions	(3,489,309)	(27,589,365)	(1,001,766)	(7,694,649)
Net increase	10,266,171	$ 81,567,209	16,945,066	$ 130,972,242
At January 31, 2025, Eaton Vance Strategic Income Fund and donor advised funds (established and maintained by a public charity) managed by EVM owned in the aggregate 12.1% of the value of the outstanding shares of the Fund.
8  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, swaptions, forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at January 31, 2025 is included in the Portfolio of Investments. At January 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Credit Risk: The Fund enters into credit default swaps to enhance total return and/or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Fund utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2025
Notes to Financial Statements (Unaudited) — continued

The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At January 31, 2025, the fair value of derivatives with credit-related contingent features in a net liability position was $10,706,542. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $21,628,265 at January 31, 2025.
The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at January 31, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at January 31, 2025.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2025
Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2025 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total
Unaffiliated investments, at value	$ —	$2,103,472	$ —	$2,103,472
Distributable earnings*	4,416,655	4,965,147	18,382,996	27,764,798
Receivable for open forward foreign currency exchange contracts	—	18,164,420	—	18,164,420
Receivable/Payable for open swap contracts	287,842	—	1,250,663	1,538,505
Total Asset Derivatives	$4,704,497	$25,233,039	$19,633,659	$49,571,195
Derivatives not subject to master netting or similar agreements	$4,416,655	$4,965,147	$18,382,996	$27,764,798
Total Asset Derivatives subject to master netting or similar agreements	$287,842	$20,267,892	$1,250,663	$21,806,397
Distributable earnings*	$(1,305,323)	$(4,156,947)	$(6,515,791)	$(11,978,061)
Payable for open forward foreign currency exchange contracts	—	(9,926,173)	—	(9,926,173)
Payable for open swap contracts; Upfront receipts on open non-centrally cleared swap contracts	(773,073)	—	(7,296)	(780,369)
Total Liability Derivatives	$(2,078,396)	$(14,083,120)	$(6,523,087)	$(22,684,603)
Derivatives not subject to master netting or similar agreements	$(1,305,323)	$(4,156,947)	$(6,515,791)	$(11,978,061)
Total Liability Derivatives subject to master netting or similar agreements	$(773,073)	$(9,926,173)	$(7,296)	$(10,706,542)
*	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.
The Fund's derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of January 31, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Bank of America, N.A.	$417,353	$(208,161)	$(209,192)	$ —	$ —	$ —
Barclays Bank PLC	377,158	(377,158)	—	—	—	—
BNP Paribas	1,535	—	—	—	1,535	—
Citibank, N.A.	4,038,847	(205,263)	—	(3,705,000)	128,584	3,705,000
Deutsche Bank AG	1,195,267	(699,463)	—	—	495,804	—
Goldman Sachs International	2,030,560	(771,961)	—	(1,258,599)	—	1,300,000
HSBC Bank USA, N.A.	652,871	(26,428)	(484,135)	—	142,308	—
ICBC Standard Bank plc	2,191,809	(43,269)	—	(1,880,000)	268,540	1,880,000
JPMorgan Chase Bank, N.A.	3,490,953	(1,663,950)	(386,321)	(1,440,682)	—	1,460,000
Standard Chartered Bank	6,820,233	(4,623,475)	—	—	2,196,758	—
State Street Bank and Trust Company	18,496	—	—	—	18,496	—

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2025
Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
UBS AG	$571,315	$ —	$(536,387)	$ —	$34,928	$ —
	$21,806,397	$(8,619,128)	$(1,616,035)	$(8,284,281)	$3,286,953	$8,345,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
Bank of America, N.A.	$(208,161)	$208,161	$ —	$ —	$ —	$ —
Barclays Bank PLC	(2,380,811)	377,158	2,003,653	—	—	—
Citibank, N.A.	(205,263)	205,263	—	—	—	—
Credit Agricole Corporate and Investment Bank	(83,761)	—	—	—	(83,761)	—
Deutsche Bank AG	(699,463)	699,463	—	—	—	—
Goldman Sachs International	(771,961)	771,961	—	—	—	—
HSBC Bank USA, N.A.	(26,428)	26,428	—	—	—	—
ICBC Standard Bank plc	(43,269)	43,269	—	—	—	—
JPMorgan Chase Bank, N.A.	(1,663,950)	1,663,950	—	—	—	—
Standard Chartered Bank	(4,623,475)	4,623,475	—	—	—	—
	$(10,706,542)	$8,619,128	$2,003,653	$ —	$(83,761)	$ —
Total — Deposits for derivatives collateral — OTC derivatives						$8,345,000
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2025
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended January 31, 2025 was as follows:
Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Investment transactions	$ —	$ —	$(829,531)	$(829,531)
Written options	—	224,958	—	224,958
Futures contracts	—	—	(781,641)	(781,641)
Swap contracts	2,315,676	—	(832,246)	1,483,430
Forward foreign currency exchange contracts	—	12,925,223	—	12,925,223
Total	$2,315,676	$13,150,181	$(2,443,418)	$13,022,439
Change in unrealized appreciation (depreciation):
Investments	$ —	$(321,565)	$ —	$(321,565)
Futures contracts	—	—	20,582,735	20,582,735
Swap contracts	(844,571)	—	(4,548,848)	(5,393,419)
Forward foreign currency exchange contracts	—	(2,010,950)	—	(2,010,950)
Total	$(844,571)	$(2,332,515)	$16,033,887	$12,856,801
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended January 31, 2025, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Purchased Swaptions	Swap Contracts
$84,000	$837,385,000	$1,986,180,000	$182,623,000	$2,269,457,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average principal amount of purchased and written currency options contracts outstanding during the six months ended January 31, 2025, which are indicative of the volume of these derivative types, were approximately $88,653,000 and $14,751,000, respectively.
9  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended January 31, 2025.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2025
Notes to Financial Statements (Unaudited) — continued

10  Affiliated Investments
At January 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $389,730,867, which represents 12.9% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended January 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$86,614,587	$1,122,666,379	$(819,550,099)	$ —	$ —	$389,730,867	$3,121,872	389,730,867
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2025, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Convertible Bonds	$ —	$ 9,849,073	$ —	$ 9,849,073
Foreign Corporate Bonds	—	782,186,118	0	782,186,118
Loan Participation Notes	—	—	22,016,010	22,016,010
Senior Floating-Rate Loans	—	101,652,947	—	101,652,947
Sovereign Government Bonds	—	1,289,197,654	—	1,289,197,654
Sovereign Loans	—	47,272,985	—	47,272,985
Short-Term Investments:
Affiliated Fund	389,730,867	—	—	389,730,867
Sovereign Government Securities	—	169,963,330	—	169,963,330
U.S. Treasury Obligations	—	24,868,083	—	24,868,083
Purchased Currency Options	—	2,103,472	—	2,103,472
Total Investments	$389,730,867	$2,427,093,662	$22,016,010	$2,838,840,539
Forward Foreign Currency Exchange Contracts	$ —	$ 23,129,567	$ —	$ 23,129,567
Futures Contracts	8,007,637	—	—	8,007,637
Swap Contracts	—	16,330,519	—	16,330,519
Total	$397,738,504	$2,466,553,748	$22,016,010	$2,886,308,262
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (14,083,120)	$ —	$ (14,083,120)

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2025
Notes to Financial Statements (Unaudited) — continued

Liability Description (continued)	Level 1	Level 2	Level 3	Total
Swap Contracts	$ —	$ (8,601,483)	$ —	$ (8,601,483)
Total	$ —	$ (22,684,603)	$ —	$ (22,684,603)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended January 31, 2025 is not presented.
12  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

EADOX-NCSR    1.31.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Corporation’s Board of Directors since the Corporation last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Fund, Inc.

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	March 27, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	March 27, 2025

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	March 27, 2025